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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-04041
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                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, 3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


GEI U.S. EQUITY

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

                                                                   NUMBER OF SHARES                               VALUE
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 94.9%
------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.6%
Autozone, Inc.                                                                1,744                         $   180,155 (a)
Bed Bath & Beyond, Inc.                                                      18,283                             699,508 (a)
Cablevision Systems Corp.                                                     9,348                             212,293
Carnival Corp.                                                               14,022                             659,455
CBS Corp.                                                                     8,642                             243,445
Comcast Corp. (Class A)                                                      48,757                           1,794,745 (a,h.j)
Federated Department Stores Inc.                                              5,141                             222,143
Home Depot, Inc.                                                             21,656                             785,463
Koninklijke Philips Electronics N.V. ADR                                     10,536                             368,865
Liberty Global, Inc. (Series A)                                                 503                              12,947 (a,j)
Liberty Global, Inc. (Series C)                                              13,956                             349,737 (a)
Liberty Media Holding Corp - Capital (Series A)                               5,229                             436,988 (a)
Liberty Media Holding Corp - Interactive (Series A)                          26,144                             532,815 (a)
News Corp. (Class A)                                                         14,411                             283,176
Omnicom Group, Inc.                                                          13,104                           1,226,534
Ross Stores, Inc.                                                             3,503                              89,011
Staples, Inc.                                                                 6,699                             162,987
Starwood Hotels & Resorts Worldwide, Inc.                                     3,661                             209,373
Target Corp.                                                                 15,877                             877,204
Time Warner, Inc.                                                            30,381                             553,846 (j)
Viacom Inc. (Class B)                                                         8,724                             324,358 (a)
                                                                                                             10,225,048

CONSUMER STAPLES - 9.8%
Alberto-Culver Co.                                                            8,023                             405,884
Altria Group, Inc.                                                              382                              29,242
Clorox Co.                                                                   15,346                             966,798
Colgate-Palmolive Co.                                                        19,591                           1,216,601
Diageo PLC ADR                                                                1,729                             122,828
General Mills, Inc.                                                           6,505                             368,183
Kellogg Co.                                                                  14,851                             735,422
Kimberly-Clark Corp.                                                         11,596                             757,915
PepsiCo, Inc.                                                                36,566                           2,386,297 (h)
Procter & Gamble Co.                                                          5,452                             337,915
The Coca-Cola Co.                                                            46,940                           2,097,279
                                                                                                              9,424,364

ENERGY - 8.0%
EOG Resources, Inc.                                                           7,027                             457,106
Exxon Mobil Corp.                                                            64,280                           4,313,188 (h)
Halliburton Co.                                                              11,217                             319,124
Hess Corp.                                                                   11,567                             479,105
Occidental Petroleum Corp.                                                   11,647                             560,337
Schlumberger Ltd.                                                            19,009                           1,179,128
Transocean Inc.                                                               5,633                             412,505 (a)
                                                                                                              7,720,493

FINANCIALS - 18.0%
ACE Ltd.                                                                      5,454                             298,497
AFLAC Incorporated                                                            9,114                             417,057
Allstate Corp.                                                               14,021                             879,537
American International Group, Inc.                                           36,069                           2,389,932
Bank of America Corp.                                                        56,146                           3,007,741
Berkshire Hathaway, Inc. (Class B)                                               82                             260,268 (a)
BlackRock Inc. (Class A)                                                      1,246                             185,654 (j)
Chubb Corp.                                                                   8,257                             429,034
Citigroup, Inc.                                                              19,864                             986,645
Everest Re Group, Ltd.                                                        3,280                             319,898
Federal Home Loan Mortgage Corp.                                             12,620                             837,085
Federal National Mortgage Assoc.                                             16,125                             901,549
HCC Insurance Holdings, Inc.                                                  6,076                             199,779 (j)
Mellon Financial Corp.                                                       24,644                             963,580
Merrill Lynch & Company, Inc.                                                 8,828                             690,526
Metlife, Inc.                                                                22,279                           1,262,774
Morgan Stanley                                                                5,297                             386,204
Prudential Financial, Inc.                                                    3,404                             259,555
State Street Corp.                                                           15,716                             980,678 (e)
SunTrust Banks, Inc.                                                         14,887                           1,150,467
The Bank of New York Company, Inc.                                            3,739                             131,837
US Bancorp                                                                   11,402                             378,774
Western Union Company                                                         6,107                             116,827 (a)
                                                                                                             17,433,898

HEALTHCARE - 14.9%
Abbott Laboratories                                                          20,954                           1,017,526 (h)
Advanced Medical Optics, Inc.                                                 3,584                             141,747 (a,j)
Aetna, Inc.                                                                  24,826                             981,868
Amgen, Inc.                                                                  25,514                           1,825,016 (a)
Baxter International, Inc.                                                   18,228                             828,645
DaVita, Inc.                                                                    780                              45,139 (a)
Eli Lilly & Co.                                                               4,829                             275,253
Gilead Sciences, Inc.                                                         3,272                             224,786 (a)
GlaxoSmithKline PLC ADR                                                       6,925                             368,618
Johnson & Johnson                                                            18,835                           1,223,145
Lincare Holdings Inc.                                                        12,698                             439,859 (a)
Medco Health Solutions, Inc.                                                  5,998                             360,540 (a)
Medtronic Inc.                                                               11,513                             534,664
Novartis AG ADR                                                               5,687                             332,348
Pfizer Inc.                                                                 103,124                           2,924,597 (h)
Quest Diagnostics Inc.                                                        2,025                             123,849
Thermo Electron Corp.                                                         4,206                             165,422 (a)
UnitedHealth Group, Inc.                                                      7,489                             368,459
Wyeth                                                                        42,781                           2,174,986
                                                                                                             14,356,467

INDUSTRIALS - 7.7%
ABB Ltd. ADR                                                                 21,033                             277,215
Burlington Northern Santa Fe Corp.                                            2,181                             160,173
Cooper Industries Ltd.                                                        2,961                             252,336
Corinthian Colleges, Inc.                                                     7,209                              77,929 (a,j)
CSX Corp.                                                                     5,920                             194,354
Deere & Co.                                                                   5,842                             490,202
Dover Corp.                                                                  27,047                           1,283,110 (h)
Eaton Corp.                                                                  12,631                             869,644
Emerson Electric Co.                                                          1,168                              97,949
General Dynamics Corp.                                                        4,596                             329,395
ITT Corp.                                                                     2,493                             127,816
Northrop Grumman Corp.                                                        7,790                             530,265
Rockwell Collins, Inc.                                                        1,947                             106,774 (j)
Southwest Airlines Co.                                                       24,928                             415,301
Textron Inc.                                                                  5,640                             493,500
3M Co.                                                                        1,870                             139,165
Tyco International Ltd.                                                      24,901                             696,979
United Technologies Corp.                                                    12,640                             800,744
Waste Management, Inc.                                                        1,947                              71,416
                                                                                                              7,414,267

INFORMATION TECHNOLOGY - 17.8%
Activision, Inc.                                                              9,348                             141,155 (a,j)
Analog Devices, Inc.                                                         20,254                             595,265
Applied Materials, Inc.                                                       1,529                              27,109 (h.j)
Automatic Data Processing, Inc.                                              10,716                             507,295
Checkfree Corp.                                                               4,860                             200,815 (a)
Cisco Systems, Inc.                                                          70,888                           1,630,424 (a)
Dell, Inc.                                                                    6,232                             142,339 (a)
eBay, Inc.                                                                   15,578                             441,792 (a)
EMC Corp.                                                                    23,767                             284,729 (a)
Fidelity National Information Services, Inc.                                  4,362                             161,394
First Data Corp.                                                             50,850                           2,135,700 (h)
Hewlett-Packard Co.                                                           7,011                             257,234
Intel Corp.                                                                  31,160                             640,961
International Business Machines Corp.                                         9,659                             791,458
Intuit Inc.                                                                  12,931                             414,956 (a)
Linear Technology Corp.                                                       6,684                             208,006
Marvell Technology Group, Ltd.                                                4,879                              94,506 (a)
Maxim Integrated Products, Inc.                                              12,789                             358,987
Microchip Technology Inc.                                                    10,595                             343,490
Microsoft Corp.                                                             119,427                           3,263,940 (h)
Molex, Inc. (Class A)                                                        22,591                             743,470
National Semiconductor Corp.                                                 10,594                             249,277 (j)
Oracle Corp.                                                                104,385                           1,851,790 (a)
Paychex, Inc.                                                                 6,232                             229,649
Sun Microsystems, Inc.                                                       29,098                             144,617 (a)
Texas Instruments Incorporated                                               19,709                             655,324
Xerox Corp.                                                                   5,609                              87,276 (a)
Yahoo! Inc.                                                                  25,084                             634,124 (a)
                                                                                                             17,237,082

MATERIALS - 3.2%
Air Products & Chemicals, Inc.                                                6,076                             403,264
Barrick Gold Corp.                                                           22,311                             685,394
Dow Chemical Co.                                                              3,505                             136,625
Freeport-McMoRan Copper & Gold Inc. (Class B)                                 9,783                             521,043 (j)
Monsanto Co.                                                                 20,509                             964,128
PAN American Silver Corp.                                                       779                              15,222 (a,j)
Praxair, Inc.                                                                 4,714                             278,880
Vulcan Materials Co.                                                            312                              24,414
Weyerhaeuser Co.                                                              1,480                              91,064 (j)
                                                                                                              3,120,034

TELECOMMUNICATION SERVICES - 2.1%
Alltel Corp.                                                                 10,663                             591,797
AT&T, Inc.                                                                    1,924                              62,645
Sprint Nextel Corp. (Series 1)                                               25,124                             430,877
Verizon Communications Inc.                                                  16,748                             621,853 (h)
Vodafone Group, PLC ADR                                                      14,957                             341,917
                                                                                                              2,049,089

UTILITIES - 2.8%
American Electric Power Company, Inc.                                         4,051                             147,335
Constellation Energy Group, Inc.                                              8,181                             484,315
Dominion Resources, Inc.                                                      6,933                             530,305
Duke Energy Corp.                                                            10,673                             322,325
Edison International                                                          2,182                              90,859
Entergy Corp.                                                                 4,518                             353,443
FirstEnergy Corp.                                                             2,976                             166,239
PG&E Corp.                                                                    5,395                             224,702 (j)
PPL Corp.                                                                     5,688                             187,135
The Southern Co.                                                              6,106                             210,413
                                                                                                              2,717,071

TOTAL COMMON STOCK                                                                                           91,697,813
(COST $81,926,658)

------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.0%
------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                            16,758                             580,832 (o)
Industrial Select Sector SPDR Fund                                           69,206                           2,307,328 (o)

TOTAL EXCHANGE TRADED FUNDS                                                                                   2,888,160
(COST $2,329,191)

TOTAL INVESTMENTS IN SECURITIES                                                                              94,585,973
(COST $84,255,849)

------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -5.8%
------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.9%
GEI Short Term Investment Fund
5.49%                                                                     1,863,264                           1,863,264 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 3.9%
State Street Navigator Securities
Lending Prime Portfolio
5.33%                                                                     3,790,863                           3,790,863 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                  5,654,127
(COST $5,654,127)

TOTAL INVESTMENTS                                                                                           100,240,100
(COST $89,909,976)

LIABILITIES IN EXCESS OF OTHER ASSETS,                                                                       (3,609,322)
NET - (3.7)%

                                                                                                            -----------
NET ASSETS  - 100.0%                                                                                        $96,630,778
                                                                                                            ===========


------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------

The GEI U.S. Equity had the following
short futures contracts open at
September 30, 2006:

DESCRIPTION                    EXPIRATION DATE        NUMBER OF CONTRACTS       CURRENT NOTIONAL VALUE     UNREALIZED DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures        December  2006                            2                  $(672,700)                    $(4,700)



GEI S&P 500 INDEX

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)


                                                              NUMBER OF SHARES                              VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.4%
----------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.0%
Amazon.Com, Inc.                                                        12,100                        $   388,652 (a)
Apollo Group, Inc. (Class A)                                             5,500                            270,820 (a)
Autonation, Inc.                                                         5,772                            120,635 (a)
Autozone, Inc.                                                           2,244                            231,805 (a)
Bed Bath & Beyond, Inc.                                                 11,400                            436,164 (a)
Best Buy Company, Inc.                                                  16,000                            856,960
Big Lots, Inc.                                                           4,400                             87,164 (a)
Black & Decker Corp.                                                     3,107                            246,540
Brunswick Corp.                                                          4,068                            126,881
Carnival Corp.                                                          17,700                            832,431
CBS Corp.                                                               31,513                            887,721
Centex Corp.                                                             4,620                            243,104
Circuit City Stores, Inc.                                                6,126                            153,824
Clear Channel Communications, Inc.                                      20,700                            597,195
Coach, Inc.                                                             14,400                            495,360 (a)
Comcast Corp. (Class A)                                                 84,639                          3,118,947 (a)
D.R. Horton, Inc.                                                       11,100                            265,845
Darden Restaurants, Inc.                                                 5,329                            226,323
Dillard's, Inc. (Class A)                                                2,295                             75,115
Dollar General Corp.                                                    13,191                            179,793
Dow Jones & Company, Inc.                                                2,442                             81,905
Eastman Kodak Co.                                                       11,875                            266,000
Family Dollar Stores, Inc.                                               6,200                            181,288
Federated Department Stores Inc.                                        21,930                            947,595
Ford Motor Co.                                                          76,699                            620,495
Fortune Brands, Inc.                                                     5,741                            431,207
Gannett Company, Inc.                                                    9,408                            534,657
General Motors Corp.                                                    22,847                            759,891
Genuine Parts Co.                                                        6,896                            297,424
Goodyear Tire & Rubber Co.                                               6,419                             93,076 (a)
H&R Block, Inc.                                                         13,508                            293,664
Harley-Davidson, Inc.                                                   10,400                            652,600
Harman International Industries Inc.                                     2,800                            233,632
Harrah's Entertainment, Inc.                                             7,335                            487,264
Hasbro, Inc.                                                             6,396                            145,509
Hilton Hotels Corp.                                                     15,588                            434,126
Home Depot, Inc.                                                        83,018                          3,011,063
International Game Technology                                           13,900                            576,850
Interpublic Group of Companies, Inc.                                    16,830                            166,617 (a)
J.C. Penney Company, Inc.                                                8,887                            607,782
Johnson Controls, Inc.                                                   7,882                            565,455
Jones Apparel Group, Inc.                                                4,200                            136,248
KB Home                                                                  2,860                            125,268
Kohl's Corp.                                                            13,500                            876,420 (a)
Leggett & Platt, Incorporated                                            6,800                            170,204
Lennar Corp. (Class A)                                                   5,900                            266,975
Limited Brands, Inc.                                                    13,888                            367,893
Liz Claiborne Inc.                                                       4,430                            175,029
Lowe's Companies, Inc.                                                  62,156                          1,744,097
Marriott International Inc. (Class A)                                   13,044                            504,020
Mattel, Inc.                                                            16,251                            320,145
McDonald's Corp.                                                        49,134                          1,922,122
McGraw-Hill Companies Inc.                                              14,340                            832,150
Meredith Corp.                                                           1,498                             73,896
New York Times Co. (Class A)                                             6,088                            139,902
Newell Rubbermaid Inc.                                                  11,356                            321,602
News Corp. (Class A)                                                    94,800                          1,862,820
Nike Inc. (Class B)                                                      7,704                            675,024
Nordstrom, Inc.                                                          8,984                            380,023
Office Depot, Inc.                                                      11,800                            468,460 (a)
OfficeMax, Inc.                                                          3,023                            123,157
Omnicom Group, Inc.                                                      6,800                            636,480
Pulte Homes, Inc.                                                        8,988                            286,358
RadioShack Corp.                                                         5,956                            114,951
Sears Holdings Corp.                                                     3,319                            524,701 (a)
Snap-On Incorporated                                                     2,409                            107,321
Staples, Inc.                                                           29,350                            714,086
Starbucks Corp.                                                         30,800                          1,048,740 (a)
Starwood Hotels & Resorts Worldwide, Inc.                                8,800                            503,272
Target Corp.                                                            34,752                          1,920,048
The E.W. Scripps Co. (Class A)                                           3,300                            158,169
The Gap, Inc.                                                           22,518                            426,716
The Sherwin-Williams Co.                                                 4,663                            260,102
The Stanley Works                                                        3,026                            150,846
The Walt Disney Co.                                                     84,537                          2,613,039
Tiffany & Co.                                                            5,600                            185,920
Time Warner, Inc.                                                      163,314                          2,977,214 (h)
TJX Companies, Inc.                                                     18,280                            512,388
Tribune Co.                                                              7,700                            251,944
Univision Communications Inc. (Class A)                                  9,300                            319,362 (a)
VF Corp.                                                                 3,702                            270,061
Viacom Inc. (Class B)                                                   28,213                          1,048,959 (a)
Wendy's International, Inc.                                              4,731                            316,977
Whirlpool Corp.                                                          3,043                            255,947
Wyndham Worldwide Corp.                                                  8,149                            227,928 (a)
Yum! Brands, Inc.                                                       11,122                            578,900
                                                                                                       49,125,263

CONSUMER STAPLES - 9.4%
Alberto-Culver Co.                                                       3,099                            156,778
Altria Group, Inc.                                                      84,179                          6,443,902
Anheuser-Busch Companies, Inc.                                          31,108                          1,477,941 (h)
Archer-Daniels-Midland Co.                                              26,086                            988,138
Avon Products, Inc.                                                     18,028                            552,738
Brown-Forman Corp. (Class B)                                             2,958                            226,731
Campbell Soup Co.                                                        9,276                            338,574
Clorox Co.                                                               5,984                            376,992
Coca-Cola Enterprises, Inc.                                             10,500                            218,715
Colgate-Palmolive Co.                                                   20,772                          1,289,941
ConAgra Foods, Inc.                                                     21,268                            520,641
Constellation Brands, Inc. (Class A)                                     8,000                            230,240 (a)
Costco Wholesale Corp.                                                  18,766                            932,295
CVS Corp.                                                               33,012                          1,060,345
Dean Foods Co.                                                           5,300                            222,706 (a)
General Mills, Inc.                                                     14,122                            799,305
HJ Heinz Co.                                                            13,597                            570,122
Kellogg Co.                                                              9,990                            494,705
Kimberly-Clark Corp.                                                    18,336                          1,198,441
McCormick & Company, Inc.                                                5,400                            205,092
Molson Coors Brewing Co. (Class B)                                       1,665                            114,719
Pepsi Bottling Group, Inc.                                               5,400                            191,700
PepsiCo, Inc.                                                           66,474                          4,338,093
Procter & Gamble Co.                                                   127,645                          7,911,437
Reynolds American Inc.                                                   7,000                            433,790
Safeway Inc.                                                            18,000                            546,300
Sara Lee Corp.                                                          31,057                            499,086
Supervalu Inc.                                                           8,213                            243,515
Sysco Corp.                                                             24,544                            820,997
The Coca-Cola Co.                                                       82,151                          3,670,507 (h)
The Estee Lauder Companies Inc. (Class A)                                4,900                            197,617
The Hershey Co.                                                          7,384                            394,675
The Kroger Co.                                                          28,630                            662,498
Tyson Foods, Inc. (Class A)                                             10,300                            163,564
UST Inc.                                                                 6,679                            366,210
Walgreen Co.                                                            40,500                          1,797,795
Wal-Mart Stores, Inc.                                                   99,424                          4,903,592
Whole Foods Market, Inc.                                                 5,400                            320,922
WM Wrigley Jr. Co.                                                       8,985                            413,849
                                                                                                       46,295,208

ENERGY - 9.3%
Anadarko Petroleum Corp.                                                18,356                            804,543
Apache Corp.                                                            13,348                            843,594
Baker Hughes Incorporated                                               13,050                            890,010
BJ Services Co.                                                         11,800                            355,534
Chesapeake Energy Corp.                                                 15,400                            446,292
Chevron Corp.                                                           88,469                          5,738,099
ConocoPhillips                                                          66,388                          3,952,078
Consol Energy, Inc.                                                      7,700                            244,321
Devon Energy Corp.                                                      17,692                          1,117,250
El Paso Corp.                                                           27,282                            372,126
EOG Resources, Inc.                                                      9,600                            624,480
Exxon Mobil Corp.                                                      239,624                         16,078,770 (h)
Halliburton Co.                                                         41,120                          1,169,864
Hess Corp.                                                               9,870                            408,815 (h)
Kinder Morgan, Inc.                                                      4,100                            429,885
Marathon Oil Corp.                                                      14,421                          1,108,975
Murphy Oil Corp.                                                         6,800                            323,340
Nabors Industries Ltd.                                                  12,500                            371,875 (a)
National Oilwell Varco, Inc.                                             7,100                            415,705 (a)
Noble Corp.                                                              5,400                            346,572
Occidental Petroleum Corp.                                              34,720                          1,670,379
Rowan Companies, Inc.                                                    4,477                            141,608
Schlumberger Ltd.                                                       47,408                          2,940,718
Smith International, Inc.                                                8,000                            310,360
Sunoco, Inc.                                                             5,476                            340,552
The Williams Companies, Inc.                                            23,986                            572,546
Transocean Inc.                                                         12,566                            920,208 (a)
Valero Energy Corp.                                                     24,900                          1,281,603
Weatherford International Ltd.                                          14,200                            592,424 (a)
XTO Energy, Inc.                                                        14,633                            616,488
                                                                                                       45,429,014

FINANCIALS - 21.9%
ACE Ltd.                                                                13,300                            727,909
AFLAC Incorporated                                                      20,300                            928,928
Allstate Corp.                                                          25,376                          1,591,836 (h)
AMBAC Financial Group, Inc.                                              4,300                            355,825
American Express Co.                                                    48,822                          2,737,938 (h)
American International Group, Inc.                                     104,609                          6,931,392 (h)
Ameriprise Financial, Inc.                                              10,104                            473,878
AmSouth Bancorp                                                         14,050                            408,012
AON Corp.                                                               12,736                            431,368
Apartment Investment & Management
  Co. (Class A) (REIT)                                                   3,700                            201,317
Archstone-Smith Trust (REIT)                                             8,800                            479,072
Bank of America Corp.                                                  182,021                          9,750,865
BB&T Corp.                                                              21,400                            936,892
Boston Properties, Inc. (REIT)                                           4,600                            475,364
Capital One Financial Corp.                                             12,000                            943,920
Charles Schwab Corp.                                                    42,211                            755,577
Chicago Mercantile Exchange Holdings Inc.                                1,427                            682,463
Chubb Corp.                                                             16,894                            877,812
Cincinnati Financial Corp.                                               6,992                            336,036
CIT Group, Inc.                                                          8,300                            403,629
Citigroup, Inc.                                                        199,176                          9,893,072 (h)
Comerica Incorporated                                                    6,356                            361,784
Commerce Bancorp Inc.                                                    7,800                            286,338
Compass Bancshares, Inc.                                                 5,100                            290,598
Countrywide Financial Corp.                                             24,098                            844,394
E*Trade Financial Corp.                                                 17,400                            416,208 (a)
Equity Office Properties Trust (REIT)                                   13,800                            548,688
Equity Residential (REIT)                                               11,700                            591,786
Federal Home Loan Mortgage Corp.                                        27,665                          1,835,019
Federal National Mortgage Assoc.                                        38,776                          2,167,966
Federated Investors Inc. (Class B)                                       3,600                            121,716
Fifth Third Bancorp                                                     22,416                            853,601
First Horizon National Corp.                                             5,000                            190,050
Franklin Resources, Inc.                                                 6,700                            708,525
Genworth Financial, Inc. (Class A)                                      18,400                            644,184
Golden West Financial Corp.                                             10,730                            828,893
Goldman Sachs Group, Inc.                                               17,300                          2,926,641
Hartford Financial Services Group, Inc.                                 12,304                          1,067,372
Huntington Bancshares Incorporated                                       9,934                            237,721
Janus Capital Group, Inc.                                                7,900                            155,788
JP Morgan Chase & Co.                                                  139,876                          6,568,577 (h)
Keycorp                                                                 16,528                            618,808
Kimco Realty Corp. (REIT)                                                8,800                            377,256
Legg Mason, Inc.                                                         5,300                            534,558
Lehman Brothers Holdings, Inc.                                          21,700                          1,602,762
Lincoln National Corp.                                                  11,742                            728,943
Loews Corp.                                                             18,496                            700,998
M&T Bank Corp.                                                           3,200                            383,872
Marsh & McLennan Companies, Inc.                                        22,308                            627,970
Marshall & Ilsley Corp.                                                 10,300                            496,254
MBIA Inc.                                                                5,535                            340,070
Mellon Financial Corp.                                                  16,928                            661,885
Merrill Lynch & Company, Inc.                                           35,834                          2,802,935
Metlife, Inc.                                                           30,400                          1,723,072
MGIC Investment Corp.                                                    3,559                            213,433
Moody's Corp.                                                            9,884                            646,216
Morgan Stanley                                                          42,996                          3,134,838
National City Corp.                                                     24,464                            895,382
North Fork Bancorporation, Inc.                                         19,300                            552,752
Northern Trust Corp.                                                     7,400                            432,382
Plum Creek Timber Company, Inc (REIT)                                    7,600                            258,704
PNC Financial Services Group, Inc.                                      11,708                            848,128
Principal Financial Group, Inc.                                         10,600                            575,368
Prologis (REIT)                                                          9,900                            564,894
Prudential Financial, Inc.                                              19,800                          1,509,750
Public Storage, Inc. (REIT)                                              4,900                            421,351
Realogy Corp.                                                           10,186                            231,018 (a)
Regions Financial Corp.                                                 18,282                            672,595
Safeco Corp.                                                             4,981                            293,530
Simon Property Group, Inc. (REIT)                                        8,900                            806,518
SLM Corp.                                                               16,300                            847,274
Sovereign Bancorp, Inc.                                                 13,850                            297,914
State Street Corp.                                                      13,400                            836,160 (e)
SunTrust Banks, Inc.                                                    14,629                          1,130,529
Synovus Financial Corp.                                                 12,550                            368,594
T Rowe Price Group, Inc.                                                10,700                            511,995
The Bank of New York Company, Inc.                                      30,710                          1,082,835 (h)
The Bear Stearns Companies Inc.                                          4,869                            682,147
The Progressive Corp.                                                   31,400                            770,556
The St. Paul Travelers Companies, Inc.                                  27,799                          1,303,495
Torchmark Corp.                                                          3,800                            239,818
UnumProvident Corp.                                                     12,789                            247,979
US Bancorp                                                              71,899                          2,388,485
Vornado Realty Trust (REIT)                                              4,700                            512,300
Wachovia Corp.                                                          63,811                          3,560,654
Washington Mutual Inc.                                                  38,481                          1,672,769
Wells Fargo & Co.                                                      135,236                          4,892,838
XL Capital Ltd.                                                          7,300                            501,510
Zions Bancorporation                                                     4,400                            351,164
                                                                                                      107,824,212

HEALTHCARE - 12.5%
Abbott Laboratories                                                     61,196                          2,971,678 (h)
Aetna, Inc.                                                             22,508                            890,191
Allergan, Inc.                                                           6,252                            704,038
AmerisourceBergen Corp.                                                  8,542                            386,098
Amgen, Inc.                                                             47,348                          3,386,802 (a,h)
Applera Corp - Applied Biosystems Group                                  7,400                            245,014
Barr Pharmaceuticals, Inc.                                               4,400                            228,536 (a)
Bausch & Lomb Inc.                                                       2,228                            111,690
Baxter International, Inc.                                              26,048                          1,184,142
Becton Dickinson & Co.                                                   9,770                            690,446
Biogen Idec, Inc.                                                       13,700                            612,116 (a)
Biomet, Inc.                                                             9,515                            306,288
Boston Scientific Corp.                                                 46,778                            691,847 (a)
Bristol-Myers Squibb Co.                                                79,608                          1,983,831 (h)
C.R. Bard, Inc.                                                          4,302                            322,650
Cardinal Health, Inc.                                                   16,201                          1,065,054
Caremark Rx, Inc.                                                       17,270                            978,691
Cigna Corp.                                                              4,463                            519,136
Coventry Healthcare, Inc.                                                6,300                            324,576 (a)
Eli Lilly & Co.                                                         39,716                          2,263,812
Express Scripts, Inc.                                                    5,500                            415,195 (a)
Fisher Scientific International Inc.                                     5,000                            391,200 (a)
Forest Laboratories, Inc.                                               12,600                            637,686 (a)
Genzyme Corp.                                                           10,300                            694,941 (a)
Gilead Sciences, Inc.                                                   18,400                          1,264,080 (a)
HCA Inc.                                                                16,600                            828,174
Health Management Associates Inc. (Class A)                              9,300                            194,370
Hospira, Inc.                                                            6,239                            238,767 (a)
Humana Inc.                                                              6,727                            444,587 (a)
IMS Health Inc.                                                          7,757                            206,646
Johnson & Johnson                                                      117,593                          7,636,489
King Pharmaceuticals, Inc.                                              10,333                            175,971 (a)
Laboratory Corp of America Holdings                                      5,200                            340,964 (a)
Manor Care, Inc.                                                         3,037                            158,774
McKesson Corp.                                                          12,461                            656,944
Medco Health Solutions, Inc.                                            11,683                            702,265 (a)
Medimmune, Inc.                                                          9,700                            283,337 (a)
Medtronic Inc.                                                          46,432                          2,156,302
Merck & Company, Inc.                                                   87,750                          3,676,725
Millipore Corp.                                                          2,245                            137,619 (a)
Mylan Laboratories Inc.                                                  8,600                            173,118
Patterson Companies, Inc.                                                5,400                            181,494 (a)
PerkinElmer, Inc.                                                        5,410                            102,411
Pfizer Inc.                                                            293,677                          8,328,680
Quest Diagnostics Inc.                                                   6,400                            391,424
Schering-Plough Corp.                                                   59,758                          1,320,054 (h)
St. Jude Medical, Inc.                                                  14,392                            507,894 (a)
Stryker Corp.                                                           11,700                            580,203
Tenet Healthcare Corp.                                                  19,295                            157,061 (a)
Thermo Electron Corp.                                                    6,028                            237,081 (a)
UnitedHealth Group, Inc.                                                54,376                          2,675,299
Waters Corp.                                                             4,100                            185,648 (a)
Watson Pharmaceuticals, Inc.                                             4,400                            115,148 (a)
WellPoint, Inc.                                                         25,100                          1,933,955 (a)
Wyeth                                                                   54,054                          2,748,105 (h)
Zimmer Holdings, Inc.                                                    9,900                            668,250 (a)
                                                                                                       61,413,497

INDUSTRIALS - 10.8%
Allied Waste Industries, Inc.                                            9,000                            101,430 (a)
American Power Conversion Corp.                                          7,000                            153,720
American Standard Companies, Inc.                                        7,100                            297,987
Avery Dennison Corp.                                                     3,555                            213,904
Avis Budget Group, Inc.                                                    380                              6,950
Boeing Co.                                                              32,016                          2,524,462 (h)
Burlington Northern Santa Fe Corp.                                      14,849                          1,090,511
Caterpillar, Inc.                                                       26,232                          1,726,066
Cintas Corp.                                                             5,600                            228,648
Cooper Industries Ltd.                                                   3,771                            321,365
CSX Corp.                                                               17,476                            573,737
Cummins, Inc.                                                            1,989                            237,148
Danaher Corp.                                                            9,300                            638,631
Deere & Co.                                                              9,420                            790,432
Dover Corp.                                                              8,358                            396,504
Eaton Corp.                                                              6,000                            413,100
Emerson Electric Co.                                                    16,674                          1,398,282
Equifax, Inc.                                                            5,000                            183,550
FedEx Corp.                                                             12,160                          1,321,549
Fluor Corp.                                                              3,652                            280,802
General Dynamics Corp.                                                  16,264                          1,165,641
General Electric Co.                                                   416,095                         14,688,154 (n)
Goodrich Corp.                                                           5,101                            206,693
Honeywell International Inc.                                            32,716                          1,338,084
Illinois Tool Works Inc.                                                16,794                            754,051
Ingersoll-Rand Company Ltd. (Class A)                                   13,198                            501,260
ITT Corp.                                                                7,326                            375,604
L-3 Communications Holdings, Inc.                                        5,000                            391,650
Lockheed Martin Corp.                                                   14,352                          1,235,133
Masco Corp.                                                             16,390                            449,414
Monster Worldwide, Inc.                                                  5,300                            191,807 (a)
Navistar International Corp.                                             2,795                             72,167 (a)
Norfolk Southern Corp.                                                  16,401                            722,464
Northrop Grumman Corp.                                                  13,922                            947,671
Paccar Inc.                                                             10,215                            582,459
Pall Corp.                                                               4,978                            153,372
Parker Hannifin Corp.                                                    5,015                            389,816
Pitney Bowes Inc.                                                        9,132                            405,187
Raytheon Co.                                                            18,224                            874,934
Robert Half International Inc.                                           6,500                            220,805
Rockwell Automation, Inc.                                                6,968                            404,841
Rockwell Collins, Inc.                                                   6,668                            365,673
RR Donnelley & Sons Co.                                                  8,652                            285,170
Ryder System, Inc.                                                       2,431                            125,634
Southwest Airlines Co.                                                  31,749                            528,938
Textron Inc.                                                             5,168                            452,200
3M Co.                                                                  30,380                          2,260,880
Tyco International Ltd.                                                 80,639                          2,257,086
Union Pacific Corp.                                                     10,854                            955,152
United Parcel Service Inc. (Class B)                                    43,800                          3,150,972
United Technologies Corp.                                               40,572                          2,570,236
W.W. Grainger, Inc.                                                      3,082                            206,556
Waste Management, Inc.                                                  22,112                            811,068
                                                                                                       52,939,550

INFORMATION TECHNOLOGY - 15.0%
ADC Telecommunications, Inc.                                             5,057                             75,855 (a)
Adobe Systems Incorporated                                              23,684                            886,966 (a,h)
Advanced Micro Devices, Inc.                                            19,274                            478,959 (a,h)
Affiliated Computer Services, Inc. (Class A)                             5,000                            259,300 (a)
Agilent Technologies, Inc.                                              16,085                            525,819 (a)
Altera Corp.                                                            14,900                            273,862 (a)
Analog Devices, Inc.                                                    14,700                            432,033
Apple Computer, Inc.                                                    34,340                          2,645,210 (a)
Applied Materials, Inc.                                                 52,900                            937,917 (h)
Autodesk, Inc.                                                           9,148                            318,167 (a)
Automatic Data Processing, Inc.                                         22,118                          1,047,066
Avaya, Inc.                                                             16,801                            192,203 (a)
BMC Software, Inc.                                                       8,300                            225,926 (a)
Broadcom Corp. (Class A)                                                18,650                            565,841 (a)
CA, Inc.                                                                16,800                            397,992
Ciena Corp.                                                              3,242                             88,345 (a)
Cisco Systems, Inc.                                                    245,704                          5,651,192 (a,h)
Citrix Systems, Inc.                                                     7,500                            271,575 (a)
Computer Sciences Corp.                                                  6,682                            328,220 (a)
Compuware Corp.                                                         13,700                            106,723 (a)
Comverse Technology, Inc.                                                8,500                            182,240 (a)
Convergys Corp.                                                          5,900                            121,835 (a)
Corning Incorporated                                                    62,239                          1,519,254 (a)
Dell, Inc.                                                              90,848                          2,074,968 (a,h)
eBay, Inc.                                                              46,700                          1,324,412 (a)
Electronic Arts, Inc.                                                   12,400                            690,432 (a)
Electronic Data Systems Corp.                                           21,100                            517,372
EMC Corp.                                                               91,614                          1,097,536 (a)
First Data Corp.                                                        30,960                          1,300,320
Fiserv, Inc.                                                             7,150                            336,694 (a)
Freescale Semiconductor Inc. (Class B)                                  16,619                            631,688 (a)
Google, Inc. (Class A)                                                   8,558                          3,439,460 (a)
Hewlett-Packard Co.                                                    110,765                          4,063,968
Intel Corp.                                                            231,608                          4,764,177
International Business Machines Corp.                                   61,530                          5,041,768
Intuit Inc.                                                             13,700                            439,633 (a)
Jabil Circuit, Inc.                                                      7,100                            202,847
JDS Uniphase Corp.                                                      70,000                            153,300 (a)
Juniper Networks, Inc.                                                  22,000                            380,160 (a)
Kla-Tencor Corp.                                                         8,100                            360,207
Lexmark International Inc. (Class A)                                     4,400                            253,704 (a)
Linear Technology Corp.                                                 12,500                            389,000
LSI Logic Corp.                                                         15,992                            131,454 (a)
Lucent Technologies Inc.                                               180,218                            421,710 (a,h)
Maxim Integrated Products, Inc.                                         12,700                            356,489
Micron Technology, Inc.                                                 28,954                            503,800 (a)
Microsoft Corp.                                                        348,000                          9,510,840 (h)
Molex, Inc.                                                              5,850                            227,975
Motorola, Inc.                                                          98,150                          2,453,750
National Semiconductor Corp.                                            11,466                            269,795
NCR Corp.                                                                7,200                            284,256 (a)
Network Appliance, Inc.                                                 14,900                            551,449 (a)
Novell, Inc.                                                            12,866                             78,740 (a)
Novellus Systems, Inc.                                                   5,100                            141,066 (a)
Nvidia Corp.                                                            14,600                            432,014 (a)
Oracle Corp.                                                           163,052                          2,892,542 (a)
Parametric Technology Corp.                                              4,202                             73,367 (a)
Paychex, Inc.                                                           13,125                            483,656
PMC - Sierra, Inc.                                                       7,100                             42,174 (a)
QLogic Corp.                                                             6,800                            128,520 (a)
QUALCOMM, Inc.                                                          67,100                          2,439,085
Sabre Holdings Corp. (Class A)                                           5,508                            128,832
SanDisk Corp.                                                            8,000                            428,320 (a)
Sanmina-SCI Corp.                                                       20,300                             75,922 (a)
Solectron Corp.                                                         37,700                            122,902 (a)
Sun Microsystems, Inc.                                                 140,160                            696,595 (a)
Symantec Corp.                                                          39,945                            850,030 (a)
Symbol Technologies, Inc.                                               10,250                            152,315
Tektronix, Inc.                                                          3,476                            100,561
Tellabs, Inc.                                                           16,852                            184,698 (a)
Teradyne, Inc.                                                           8,000                            105,280 (a)
Texas Instruments Incorporated                                          61,436                          2,042,747
Unisys Corp.                                                            13,509                             76,461 (a)
VeriSign Inc.                                                           10,400                            210,080 (a)
Xerox Corp.                                                             38,490                            598,904 (a)
Xilinx, Inc.                                                            13,500                            296,325
Yahoo! Inc.                                                             50,100                          1,266,528 (a)
                                                                                                       73,753,328

MATERIALS - 2.8%
Air Products & Chemicals, Inc.                                           9,032                            599,454 (h)
Alcoa, Inc.                                                             34,640                            971,306 (h)
Allegheny Technologies Incorporated                                      4,051                            251,932
Ashland, Inc.                                                            2,907                            185,408
Ball Corp.                                                               4,316                            174,582
Bemis Co.                                                                4,162                            136,763
Dow Chemical Co.                                                        38,494                          1,500,496
E.I. du Pont de Nemours and Co.                                         36,813                          1,577,069
Eastman Chemical Co.                                                     3,059                            165,247
Ecolab Inc.                                                              7,352                            314,813
Freeport-McMoRan Copper & Gold Inc. (Class B)                            7,784                            414,576
Hercules Incorporated                                                    4,228                             66,676 (a)
International Flavors & Fragrances Inc.                                  3,147                            124,432
International Paper Co.                                                  7,175                            248,470
Louisiana-Pacific Corp.                                                  4,422                             83,001
MeadWestvaco Corp.                                                       6,800                            180,268
Monsanto Co.                                                            22,016                          1,034,972
Newmont Mining Corp.                                                    18,028                            770,697
Nucor Corp.                                                             12,736                            630,305
Pactiv Corp.                                                             5,548                            157,674 (a)
Phelps Dodge Corp.                                                       8,320                            704,704
PPG Industries, Inc.                                                     6,637                            445,210
Praxair, Inc.                                                           12,770                            755,473
Rohm & Haas Co.                                                          5,914                            280,028
Sealed Air Corp.                                                         3,057                            165,445
Sigma-Aldrich Corp.                                                      2,691                            203,628
Temple-Inland Inc.                                                       4,552                            182,535
United States Steel Corp.                                                4,565                            263,309
Vulcan Materials Co.                                                     3,700                            289,525
Weyerhaeuser Co.                                                         9,860                            606,686
                                                                                                       13,484,684

TELECOMMUNICATION SERVICES - 3.4%
Alltel Corp.                                                            15,894                            882,117
AT&T, Inc.                                                             156,429                          5,093,328
BellSouth Corp.                                                         73,098                          3,124,940 (h)
CenturyTel, Inc.                                                         4,750                            188,433
Citizens Communications Co.                                             12,200                            171,288
Embarq Corp.                                                             5,770                            279,095
Qwest Communications International Inc.                                 62,548                            545,419 (a)
Sprint Nextel Corp. (Series 1)                                         119,400                          2,047,710
Verizon Communications Inc.                                            116,386                          4,321,412
Windstream Corp.                                                        16,743                            220,840
                                                                                                       16,874,582

UTILITIES - 3.3%
Allegheny Energy, Inc.                                                   6,600                            265,122 (a)
Ameren Corp.                                                             8,042                            424,537
American Electric Power Company, Inc.                                   15,925                            579,192 (h)
Centerpoint Energy, Inc.                                                11,818                            169,234
CMS Energy Corp.                                                         8,600                            124,184 (a)
Consolidated Edison, Inc.                                                9,607                            443,843
Constellation Energy Group, Inc.                                         7,003                            414,578
Dominion Resources, Inc.                                                13,918                          1,064,588
DTE Energy Co.                                                           7,166                            297,461
Duke Energy Corp.                                                       49,254                          1,487,471
Dynegy Inc. (Class A)                                                   15,500                             85,870 (a)
Edison International                                                    12,842                            534,741
Entergy Corp.                                                            8,447                            660,809
Exelon Corp.                                                            27,026                          1,636,154
FirstEnergy Corp.                                                       13,420                            749,641
FPL Group, Inc.                                                         16,062                            722,790
KeySpan Corp.                                                            7,200                            296,208
Nicor Inc.                                                               2,043                             87,359
NiSource Inc.                                                           10,415                            226,422
Peoples Energy Corp.                                                     1,221                             49,634
PG&E Corp.                                                              14,254                            593,679
Pinnacle West Capital Corp.                                              4,000                            180,200
PPL Corp.                                                               15,244                            501,528
Progress Energy, Inc.                                                   10,356                            469,955
Public Service Enterprise Group, Inc.                                    9,959                            609,391
Sempra Energy                                                           10,575                            531,394
TECO Energy, Inc.                                                        8,600                            134,590
The AES Corp.                                                           26,300                            536,257 (a)
The Southern Co.                                                        29,558                          1,018,569
TXU Corp.                                                               18,772                          1,173,625
Xcel Energy Inc.                                                        15,780                            325,857
                                                                                                       16,394,883

TOTAL INVESTMENTS IN SECURITIES                                                                       483,534,221
(COST $447,785,061)

----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.6%
----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.3%
GEI Short Term Investment Fund
5.49%                                                                6,559,560                          6,559,560 (d,l)
Money Market Obligations Trust
5.18%                                                                      431                                431 (p)
                                                                                                        6,559,991

                                                              PRINCIPAL AMOUNT
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT - 0.3%
U.S. Treasury Bills
4.81%                                12/07/06                       $1,500,000                          1,486,572

TOTAL SHORT-TERM INVESTMENTS                                                                            8,046,563
(COST $8,046,563)

TOTAL INVESTMENTS                                                                                     491,580,784
(COST $455,831,624)

OTHER ASSETS AND LIABILITIES, NET -                                                                        94,516
0.0*%

                                                                                                     ------------
NET ASSETS  - 100.0%                                                                                 $491,675,300
                                                                                                     ============


----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------

The GEI S&P 500 Index had the following long futures contracts open at September
30, 2006 (unaudited):

DESCRIPTION                          EXPIRATION DATE       NUMBER OF CONTRACTS     CURRENT NOTIONAL VALUE    UNREALIZED APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S & P MINI 500 Index Futures          December  2006                       133                 $8,946,910                   $232,019



GEI PREMIER GROWTH EQUITY

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)


                                                                      NUMBER OF
                                                                         SHARES                          VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.5%
---------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 19.7%
Bed Bath & Beyond, Inc.                                                  91,871                   $  3,514,985 (a)
Carnival Corp.                                                           75,793                      3,564,545
Comcast Corp. (Class A)                                                 107,661                      3,963,001 (a,j)
Home Depot, Inc.                                                         89,000                      3,228,030 (h)
Liberty Global, Inc. (Series C)                                         117,131                      2,935,303 (a)
Liberty Media Holding Corp -
Capital (Series A)                                                       22,393                      1,871,383 (a)
Liberty Media Holding Corp -
Interactive (Series A)                                                  124,026                      2,527,650 (a)
                                                                                                    21,604,897

ENERGY - 6.1%
Schlumberger Ltd.                                                        64,023                      3,971,347
Transocean Inc.                                                          36,462                      2,670,112 (a)
                                                                                                     6,641,459

FINANCIALS - 14.6%
AFLAC Incorporated                                                       80,387                      3,678,509 (h)
CB Richard Ellis Group, Inc. (Class A)                                   59,146                      1,454,992 (a)
Federal National Mortgage Assoc.                                         34,452                      1,926,211
SLM Corp.                                                                81,249                      4,223,323
State Street Corp.                                                       74,932                      4,675,757 (e)
                                                                                                    15,958,792

HEALTHCARE - 21.6%
Amgen, Inc.                                                              62,300                      4,456,319 (a)
Johnson & Johnson                                                        59,429                      3,859,319
Lincare Holdings Inc.                                                    72,061                      2,496,193 (a)
Medtronic Inc.                                                           83,259                      3,866,548 (j)
Pfizer Inc.                                                             109,097                      3,093,991
UnitedHealth Group, Inc.                                                 57,420                      2,825,064
Zimmer Holdings, Inc.                                                    45,936                      3,100,680 (a)
                                                                                                    23,698,114

INDUSTRIALS - 4.2%
Dover Corp.                                                              96,751                      4,589,867

INFORMATION TECHNOLOGY - 28.6%
Analog Devices, Inc.                                                     68,903                      2,025,059
Cisco Systems, Inc.                                                     179,436                      4,127,028 (a,h)
eBay, Inc.                                                               83,545                      2,369,336 (a)
First Data Corp.                                                        107,087                      4,497,654 (h)
Intuit Inc.                                                              94,741                      3,040,239 (a,h)
Linear Technology Corp.                                                  53,400                      1,661,808
Microsoft Corp.                                                         116,274                      3,177,768
Molex, Inc. (Class A)                                                   135,222                      4,450,156
Paychex, Inc.                                                            37,323                      1,375,353
QUALCOMM, Inc.                                                           48,806                      1,774,098
Yahoo! Inc.                                                             114,840                      2,903,155 (a)
                                                                                                    31,401,654

MATERIALS - 3.7%
Monsanto Co.                                                             87,564                      4,116,384

TOTAL INVESTMENTS IN SECURITIES                                                                    108,011,167
(COST 94,959,174)

---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.2%
---------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.0%
GEI Short Term Investment Fund
5.49%                                                                 2,141,331                      2,141,331 (d,l)

SHORT-TERM SECURITIES PURCHASED
WITH COLLATERAL FROM SECURITIES ON
LOAN - 1.2%
State Street Navigator Securities
Lending Prime Portfolio
5.33%                                                                 1,349,191                      1,349,191 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                         3,490,522
(COST $3,490,522)

TOTAL INVESTMENTS                                                                                  111,501,689
(COST $98,449,696)

LIABILITIES IN EXCESS OF OTHER
ASSETS, NET - (1.7)%                                                                                (1,886,032)
                                                                                                  ------------
NET ASSETS  - 100.0%                                                                              $109,615,657
                                                                                                  ============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GEI Premier Growth Equity fund had the following short futures contracts open at September 30, 2006 (unaudited):

                                                             NUMBER OF
DESCRIPTION                    EXPIRATION DATE               CONTRACTS        CURRENT NOTIONAL VALUE        UNREALIZED DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures         December  2006                       4                  $(1,345,400)                       $(24,825)


GEI VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

                                                                         NUMBER OF
                                                                            SHARES                             VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.9%
-------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 7.8%
Cablevision Systems Corp.                                                    8,880                       $   201,665
Comcast Corp. (Class A)                                                      8,880                           326,873 (a,j)
Koninklijke Philips Electronics N.V.
ADR                                                                          9,957                           348,595
Liberty Global, Inc. (Series A)                                                478                            12,304 (a,j)
Liberty Global, Inc. (Series C)                                              1,651                            41,374 (a)
News Corp. (Class A)                                                        13,690                           269,008
Omnicom Group, Inc.                                                          5,920                           554,112
Ross Stores, Inc.                                                            3,330                            84,615
Starwood Hotels & Resorts Worldwide,
Inc.                                                                         3,478                           198,907
Target Corp.                                                                 4,218                           233,044
Time Warner, Inc.                                                           28,859                           526,100 (h,j)
Viacom Inc. (Class B)                                                        3,478                           129,312 (a)
                                                                                                           2,925,909

CONSUMER STAPLES - 10.1%
Alberto-Culver Co.                                                           4,292                           217,132
Altria Group, Inc.                                                             370                            28,323
Clorox Co.                                                                  10,138                           638,694
Diageo PLC ADR                                                               1,643                           116,719
General Mills, Inc.                                                          6,290                           356,014
Kellogg Co.                                                                  7,178                           355,455
Kimberly-Clark Corp.                                                         6,512                           425,624
PepsiCo, Inc.                                                               12,728                           830,629
Procter & Gamble Co.                                                         5,180                           321,056
The Coca-Cola Co.                                                           11,988                           535,624
                                                                                                           3,825,270

ENERGY - 7.1%
Exxon Mobil Corp.                                                           24,641                         1,653,411 (h)
Halliburton Co.                                                              3,996                           113,686
Hess Corp.                                                                   5,994                           248,271
Occidental Petroleum Corp.                                                   6,216                           299,052
Schlumberger Ltd.                                                            3,182                           197,379
Transocean Inc.                                                              2,368                           173,409 (a)
                                                                                                           2,685,208

FINANCIALS - 19.2%
ACE Ltd.                                                                     5,190                           284,049
Allstate Corp.                                                               9,768                           612,747
American International Group, Inc.                                           9,324                           617,808
Bank of America Corp.                                                       20,719                         1,109,917 (h)
BlackRock Inc. (Class A)                                                     1,184                           176,416 (j)
Chubb Corp.                                                                  7,844                           407,574
Citigroup, Inc.                                                             12,950                           643,226
Everest Re Group, Ltd.                                                         592                            57,738
Federal Home Loan Mortgage Corp.                                             7,770                           515,384
Federal National Mortgage Assoc.                                             3,404                           190,318
Mellon Financial Corp.                                                      12,506                           488,985
Merrill Lynch & Company, Inc.                                                4,218                           329,932
Metlife, Inc.                                                                9,989                           566,177
Morgan Stanley                                                               5,032                           366,883
Prudential Financial, Inc.                                                   3,234                           246,592
State Street Corp.                                                           2,664                           166,234 (e)
SunTrust Banks, Inc.                                                         4,514                           348,842
The Bank of New York Company, Inc.                                           3,552                           125,243
                                                                                                           7,254,065

HEALTHCARE - 14.5%
Abbott Laboratories                                                          1,110                            53,902
Aetna, Inc.                                                                  9,250                           365,837
Amgen, Inc.                                                                  6,956                           497,563 (a)
Baxter International, Inc.                                                  14,799                           672,763
DaVita, Inc.                                                                   740                            42,824 (a)
Eli Lilly & Co.                                                              4,588                           261,516
GlaxoSmithKline PLC ADR                                                      6,458                           343,759 (j)
Johnson & Johnson                                                            8,066                           523,806
Medco Health Solutions, Inc.                                                 5,698                           342,507 (a)
Novartis AG ADR                                                              5,402                           315,693
Pfizer Inc.                                                                 35,963                         1,019,911 (h)
Quest Diagnostics Inc.                                                       1,924                           117,672
Thermo Electron Corp.                                                        3,996                           157,163 (a,j)
UnitedHealth Group, Inc.                                                     2,072                           101,942
Wyeth                                                                       12,950                           658,378
                                                                                                           5,475,236

INDUSTRIALS - 8.4%
ABB Ltd. ADR                                                                19,979                           263,323
Burlington Northern Santa Fe Corp.                                           2,072                           152,168
Cooper Industries Ltd.                                                       2,812                           239,639
Deere & Co.                                                                  5,550                           465,700 (j)
Eaton Corp.                                                                  6,808                           468,731
General Dynamics Corp.                                                       4,366                           312,911
ITT Corp.                                                                    2,368                           121,407
Northrop Grumman Corp.                                                       7,400                           503,718
Rockwell Collins, Inc.                                                       1,850                           101,454 (j)
Textron Inc.                                                                 1,591                           139,212
3M Co.                                                                       1,776                           132,170
Tyco International Ltd.                                                      7,400                           207,126
Waste Management, Inc.                                                       1,850                            67,858
                                                                                                           3,175,417

INFORMATION TECHNOLOGY - 16.6%
Analog Devices, Inc.                                                        12,062                           354,502 (h)
Applied Materials, Inc.                                                      1,480                            26,240 (j)
Cisco Systems, Inc.                                                         24,049                           553,127 (a,h)
First Data Corp.                                                            16,057                           674,394
Hewlett-Packard Co.                                                          6,659                           244,319
Intel Corp.                                                                 14,799                           304,415
International Business Machines Corp.                                        9,176                           751,881
Maxim Integrated Products, Inc.                                              6,882                           193,178
Microchip Technology Inc.                                                    6,142                           199,124
Microsoft Corp.                                                             44,398                         1,213,397 (h)
National Semiconductor Corp.                                                 9,990                           235,065 (j)
Oracle Corp.                                                                48,838                           866,386 (a,h)
Sun Microsystems, Inc.                                                      27,641                           137,376 (a,j)
Texas Instruments Incorporated                                              10,582                           351,851
Xerox Corp.                                                                  5,328                            82,904 (a)
Yahoo! Inc.                                                                  2,248                            56,829 (a)
                                                                                                           6,244,988

MATERIALS - 4.0%
Air Products & Chemicals, Inc.                                               5,772                           383,088
Barrick Gold Corp.                                                          13,172                           404,644
Dow Chemical Co.                                                             3,330                           129,803
Freeport-McMoRan Copper & Gold Inc.
(Class B)                                                                    6,068                           323,182 (j)
Monsanto Co.                                                                 2,220                           104,362
PAN American Silver Corp.                                                      740                            14,460 (a,j)
Praxair, Inc.                                                                  629                            37,212
Vulcan Materials Co.                                                           296                            23,162
Weyerhaeuser Co.                                                             1,406                            86,511 (j)
                                                                                                           1,506,424

TELECOMMUNICATION SERVICES - 3.3%
Alltel Corp.                                                                 5,920                           328,560
AT&T, Inc.                                                                   1,850                            60,236
Sprint Nextel Corp. (Series 1)                                              13,764                           236,053
Verizon Communications Inc.                                                 15,909                           590,701
Vodafone Group, PLC ADR                                                      2,071                            47,343 (j)
                                                                                                           1,262,893

UTILITIES - 4.9%
American Electric Power Company, Inc.                                        3,848                           139,952
Constellation Energy Group, Inc.                                             7,770                           459,984
Dominion Resources, Inc.                                                     6,586                           503,763
Duke Energy Corp.                                                           10,138                           306,168
Edison International                                                         2,072                            86,278
Entergy Corp.                                                                4,292                           335,763
                                                                                                           1,831,908

TOTAL COMMON STOCK                                                                                        36,187,318
(COST $31,173,395)

-------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.8%
-------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                            6,187                           214,441 (o)
Industrial Select Sector SPDR Fund                                          25,716                           857,372 (h,o)

TOTAL EXCHANGE TRADED FUNDS                                                                                1,071,813
(COST $864,172)

TOTAL INVESTMENTS IN SECURITIES                                                                           37,259,131
(COST $32,037,567)

-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.9%
-------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.2%
GEI Short Term Investment Fund
5.49%                                                                      435,141                           435,141 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
6.7%
State Street Navigator Securities
Lending Prime Portfolio
5.33%                                                                    2,525,794                         2,525,794 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                               2,960,935
(COST $2,960,935)

TOTAL INVESTMENTS                                                                                         40,220,066
(COST $34,998,502)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (6.6)%                                                                                              (2,480,363)

                                                                                                         -----------
NET ASSETS - 100.0%                                                                                      $37,739,703
                                                                                                         ===========


-------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------------

The GEI Value Equity Fund had the following long futures contracts open at September 30, 2006 (unaudited):

                                                   NUMBER OF
DESCRIPTION                  EXPIRATION DATE       CONTRACTS        CURRENT NOTIONAL VALUE        UNREALIZED APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures         December  2006               1                      $336,350                         $5,050




GEI MID-CAP EQUITY

SCHEDULE OF INVESTMENTS -  SEPTEMBER 30, 2006 (UNAUDITED)

                                                                           NUMBER OF
                                                                              SHARES                                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.4%
---------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -11.0%
Bed Bath & Beyond, Inc.                                                       60,721                          $  2,323,185 (a)
Boyd Gaming Corp.                                                             23,244                               893,499 (j)
Federated Department Stores Inc.                                              24,451                             1,056,528
Getty Images, Inc.                                                            20,766                             1,031,655 (a,j)
Global Cash Access Holdings, Inc.                                            108,345                             1,634,926 (a,j)
Life Time Fitness, Inc.                                                       27,497                             1,272,836 (a,j)
Michaels Stores, Inc.                                                         44,903                             1,955,077 (h)
Pulte Homes, Inc.                                                             40,245                             1,282,206 (j)
Regal Entertainment Group, (Class A)                                          96,591                             1,914,434 (j)
Starwood Hotels & Resorts Worldwide,
Inc.                                                                          30,230                             1,728,854
The Cheesecake Factory                                                        66,382                             1,804,927 (a,j)
The E.W. Scripps Co. (Class A)                                                51,263                             2,457,036 (j)
Univision Communications Inc. (Class A)                                       37,402                             1,284,385 (a)
Williams-Sonoma, Inc.                                                         41,368                             1,339,910 (j)
                                                                                                                21,979,458

CONSUMER STAPLES - 3.7%
Alberto-Culver Co.                                                            46,057                             2,330,024
Clorox Co.                                                                    24,136                             1,520,568
The Kroger Co.                                                                56,446                             1,306,160 (h)
Weight Watchers International Inc.                                            50,891                             2,256,507 (j)
                                                                                                                 7,413,259

ENERGY - 7.3%
BJ Services Co.                                                               41,545                             1,251,751
Dresser-Rand Group, Inc.                                                      70,305                             1,434,222 (a)
EOG Resources, Inc.                                                           28,929                             1,881,831
GlobalSantaFe Corp.                                                           42,770                             2,138,072 (j)
Hess Corp.                                                                    44,815                             1,856,237
Nexen, Inc.                                                                   33,327                             1,781,661
Peabody Energy Corp.                                                          41,834                             1,538,655
Valero Energy Corp.                                                           19,776                             1,017,871
Weatherford International Ltd.                                                44,035                             1,837,140 (a)
                                                                                                                14,737,440

FINANCIALS - 15.3%
Affiliated Managers Group, Inc.                                               25,752                             2,578,033 (a,j)
Allied World Assurance Holdings Ltd.                                          18,281                               738,552 (a,j)
Calamos Asset Management Inc. (Class A)                                       71,900                             2,108,108 (j)
CB Richard Ellis Group, Inc. (Class A)                                       143,201                             3,522,745 (a,h)
CVB Financial Corp.                                                           71,333                             1,053,588 (j)
Evercore Partners Inc. (Class A)                                               8,836                               254,477 (a)
Everest Re Group, Ltd.                                                        25,952                             2,531,099
Greenhill & Company, Inc.                                                     28,911                             1,937,615 (j)
Hartford Financial Services Group, Inc.                                       22,341                             1,938,082
HCC Insurance Holdings, Inc.                                                  63,748                             2,096,034
Legg Mason, Inc.                                                              29,189                             2,944,003 (j)
M&T Bank Corp.                                                                11,050                             1,325,558 (j)
Maguire Properties, Inc. (REIT)                                               31,760                             1,293,902
MBIA Inc.                                                                     14,177                               871,035 (j)
North Fork Bancorporation, Inc.                                               73,905                             2,116,639
Trammell Crow Co.                                                             34,289                             1,251,891 (a,j)
Zions Bancorporation                                                          26,672                             2,128,692 (j)
                                                                                                                30,690,053

HEALTHCARE - 18.5%
Advanced Medical Optics, Inc.                                                 38,028                             1,504,007 (a,j)
Alcon, Inc.                                                                   22,965                             2,629,493
Amylin Pharmaceuticals, Inc.                                                  51,838                             2,284,501 (a,j)
Angiotech Pharmaceuticals, Inc.                                              137,976                             1,210,050 (a,j)
Barr Pharmaceuticals, Inc.                                                    58,472                             3,037,036 (a)
Caremark Rx, Inc.                                                             55,285                             3,133,001
DENTSPLY International, Inc.                                                  64,882                             1,953,597 (j)
Gilead Sciences, Inc.                                                         25,240                             1,733,988 (a)
Henry Schein, Inc.                                                            45,047                             2,258,657 (a)
Manor Care, Inc.                                                              51,564                             2,695,766 (j)
Martek Biosciences Corp.                                                      60,720                             1,306,087 (a,j)
Mindray Medical International Ltd. ADR
(Class A)                                                                      2,851                                47,583 (a)
Psychiatric Solutions Inc.                                                    82,681                             2,818,595 (a)
Quest Diagnostics Inc.                                                        38,628                             2,362,488
Resmed, Inc.                                                                  20,438                               822,630 (a)
Smith & Nephew PLC ADR                                                        38,298                             1,755,197 (j)
Teva Pharmaceutical Industries Ltd. ADR                                       20,799                               709,038
Thermo Electron Corp.                                                         93,644                             3,683,019 (a,h,j)
Vertex Pharmaceuticals, Inc.                                                  35,802                             1,204,737 (a,j)
                                                                                                                37,149,470

INDUSTRIALS - 11.5%
ChoicePoint, Inc.                                                             35,995                             1,288,621 (a)
Corinthian Colleges, Inc.                                                     67,167                               726,075 (a,j)
Corporate Executive Board Co.                                                 12,244                             1,100,858
CoStar Group, Inc.                                                            29,765                             1,229,890 (a,j)
Danaher Corp.                                                                 21,908                             1,504,422
Dover Corp.                                                                   27,777                             1,317,741
Eaton Corp.                                                                   29,765                             2,049,320 (h)
Harsco Corp.                                                                  33,076                             2,568,351
Hexcel Corp.                                                                 106,609                             1,508,517 (a,j)
Joy Global, Inc.                                                              34,373                             1,292,769
MoneyGram International, Inc.                                                 83,891                             2,437,872
Rockwell Collins, Inc.                                                        55,870                             3,063,911 (j)
Stericycle, Inc.                                                              30,899                             2,156,441 (a)
Sunpower Corp. (Class A)                                                      27,482                               762,351 (a,j)
                                                                                                                23,007,139

INFORMATION TECHNOLOGY - 18.9%
Activision, Inc.                                                             191,878                             2,897,358 (a,h)
Affiliated Computer Services, Inc.
(Class A)                                                                     37,187                             1,928,518 (a)
Analog Devices, Inc.                                                          38,132                             1,120,699 (h)
aQuantive, Inc.                                                               23,941                               565,486 (a,j)
CDW Corp.                                                                     23,520                             1,450,714
Cogent, Inc.                                                                 141,319                             1,940,310 (a,j)
Comverse Technology, Inc.                                                     99,980                             2,143,571 (a,h)
DST Systems, Inc.                                                             28,056                             1,730,214 (a)
Fiserv, Inc.                                                                  21,748                             1,024,113 (a)
Harris Corp.                                                                  75,955                             3,379,238 (h)
Juniper Networks, Inc.                                                        88,349                             1,526,671 (a)
Linear Technology Corp.                                                       82,663                             2,572,473
Macrovision Corp.                                                             54,421                             1,289,234 (a,j)
Marvell Technology Group, Ltd.                                                29,728                               575,831 (a)
Mettler Toledo International Inc.                                             23,936                             1,583,366 (a)
Microchip Technology Inc.                                                     46,227                             1,498,679
Molex, Inc. (Class A)                                                         87,494                             2,879,428
NAVTEQ Corp.                                                                  41,693                             1,088,604 (a)
Neustar, Inc. (Class A)                                                       49,663                             1,378,148 (a,j)
Paychex, Inc.                                                                 32,515                             1,198,178
Symantec Corp.                                                                58,588                             1,246,753 (a)
Wind River Systems, Inc.                                                     143,996                             1,542,197 (a)
Xilinx, Inc.                                                                  59,512                             1,306,288 (j)
                                                                                                                37,866,071

MATERIALS - 4.5%
Cabot Corp.                                                                   25,510                               948,972
Martin Marietta Materials, Inc.                                               24,228                             2,050,173
Monsanto Co.                                                                  51,021                             2,398,497
Praxair, Inc.                                                                 40,579                             2,400,654
Sealed Air Corp.                                                              23,429                             1,267,977 (j)
                                                                                                                 9,066,273

TELECOMMUNICATION SERVICES - 1.7%
American Tower Corp. (Class A)                                                58,249                             2,126,089 (a)
Leap Wireless International Inc.                                               6,178                               299,571 (a,j)
NII Holdings Inc. (Class B)                                                   14,864                               923,946 (a,j)
                                                                                                                 3,349,606

UTILITIES - 4.0%
Ameren Corp.                                                                  38,256                             2,019,534 (j)
DTE Energy Co.                                                                40,245                             1,670,570
PPL Corp.                                                                     70,846                             2,330,833
SCANA Corp.                                                                   49,096                             1,977,096
                                                                                                                 7,998,033

TOTAL INVESTMENTS IN SECURITIES                                                                                193,256,802
(COST $157,821,887)

---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.1%
---------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.6%
GEI Short Term Investment Fund
5.49%                                                                      3,251,589                             3,251,589 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
18.5%
State Street Navigator Securities
Lending Prime Portfolio
5.33%                                                                     37,114,199                            37,114,199 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                    40,365,788
(COST $40,365,788)

TOTAL INVESTMENTS                                                                                              233,622,590
(COST $198,187,675)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (16.5)%                                                                                                  (33,063,368)

                                                                                                              ------------
NET ASSETS  - 100.0%                                                                                          $200,559,222
                                                                                                              ============


---------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------------------

The GEI Mid-Cap Equity had the following long futures contracts open at September 30, 2006 (unaudited):

                                                             NUMBER OF
DESCRIPTION                          EXPIRATION DATE         CONTRACTS       CURRENT NOTIONAL VALUE       UNREALIZED DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
S&P 400 Midcap Index Futures         December  2006                  3                   $1,140,900                     $(20,356)



GEI SMALL-CAP EQUITY

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        NUMBER OF
                                                                           SHARES                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.7%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 11.9%
ACCO Brands Corp.                                                             400                               $     8,904  (a,j)
American Eagle Outfitters                                                  54,400                                 2,384,352
Arbitron, Inc.                                                             46,500                                 1,720,965  (j)
Bright Horizons Family Solutions, Inc.                                     31,300                                 1,306,149  (a,j)
Brinker International, Inc.                                                34,300                                 1,375,087
CBRL Group, Inc.                                                           13,700                                   553,891
Finish Line (Class A)                                                      52,800                                   666,336  (j)
Interactive Data Corp.                                                     99,500                                 1,985,025  (a)
Pool Corp.                                                                 34,900                                 1,343,650  (j)
RARE Hospitality International, Inc.                                       22,300                                   681,488  (a)
The Talbots, Inc.                                                          41,900                                 1,141,775  (j)
Timberland Co. (Class A)                                                   26,400                                   759,528  (a)
Triarc Companies, Inc. (Class B)                                           65,300                                   987,336  (j)
                                                                                                                 14,914,486

CONSUMER STAPLES - 2.5%
Central European Distribution Corp.                                        58,600                                 1,371,826  (a,j)
Smithfield Foods, Inc.                                                     65,100                                 1,759,002  (a)
                                                                                                                  3,130,828

ENERGY - 7.4%
Chesapeake Energy Corp.                                                    89,200                                 2,585,016  (j)
Dril-Quip Inc.                                                             17,700                                 1,197,936  (a,j)
Hydril Company                                                             28,900                                 1,620,134  (a)
Oil States International, Inc.                                             99,600                                 2,739,000  (a,j)
St. Mary Land & Exploration Co.                                            32,700                                 1,200,417
                                                                                                                  9,342,503

FINANCIALS - 23.0%
BioMed Realty Trust, Inc. (REIT)                                           88,000                                 2,669,920
Cullen/Frost Bankers, Inc.                                                 42,800                                 2,474,696  (j)
Federal Realty Investment Trust (REIT)                                     35,900                                 2,667,370
Global Cash Access Holdings, Inc.                                          89,400                                 1,349,046  (a,j)
HCC Insurance Holdings, Inc.                                               99,300                                 3,264,984  (j)
Hilb Rogal & Hobbs Co.                                                     46,900                                 2,000,285  (j)
Jones Lang LaSalle Inc.                                                    26,100                                 2,231,028
Omega Healthcare Investors, Inc. (REIT)                                   123,200                                 1,849,232
Raymond James Financial, Inc.                                              98,475                                 2,879,409
Sandy Spring Bancorp, Inc.                                                 22,400                                   792,064  (j)
Sky Financial Group, Inc.                                                  53,200                                 1,324,680
Sterling Bancorp                                                           31,462                                   618,543  (j)
Trammell Crow Co.                                                          54,000                                 1,971,540  (a,j)
Webster Financial Corp.                                                    27,500                                 1,295,525  (j)
Westamerica Bancorporation                                                 29,900                                 1,510,249  (j)
                                                                                                                 28,898,571

HEALTHCARE - 8.2%
Computer Programs and Systems, Inc.                                        53,300                                 1,746,641  (j)
Immunicon Corp.                                                            73,200                                   320,616  (a,j)
KV Pharmaceutical Co. (Class A)                                            66,800                                 1,583,160  (a,j)
Medical Action Industries Inc.                                             38,200                                 1,027,198  (a)
Molina Healthcare, Inc.                                                    16,200                                   572,832  (a,j)
Salix Pharmaceuticals Ltd.                                                 52,200                                   707,832  (a,j)
The Cooper Companies, Inc.                                                 24,900                                 1,332,150
Thoratec Corp.                                                             71,900                                 1,122,359  (a,j)
Varian, Inc.                                                               41,400                                 1,899,018  (a)
                                                                                                                 10,311,806

INDUSTRIALS - 28.8%
ADESA, Inc.                                                               106,800                                 2,468,148
Comfort Systems USA, Inc.                                                 125,100                                 1,433,646  (j)
DRS Technologies, Inc.                                                     71,100                                 3,104,937  (j)
EDO Corp.                                                                  28,400                                   649,792  (j)
Genesee & Wyoming Inc. (Class A)                                          107,800                                 2,503,116  (a,j)
Harsco Corp.                                                               44,000                                 3,416,600
Herman Miller Inc.                                                         58,900                                 2,014,969
Matthews International Corp. (Class A)                                     20,700                                   761,967
Mueller Industries, Inc.                                                   58,800                                 2,067,996
NCI Building Systems, Inc.                                                 19,700                                 1,145,949  (a,j)
Old Dominion Freight Line                                                  51,300                                 1,540,539  (a,j)
Oshkosh Truck Corp.                                                        61,300                                 3,093,811
Quanta Services, Inc.                                                     107,100                                 1,805,706  (a,j)
RailAmerica, Inc.                                                          30,500                                   333,060  (a)
Teledyne Technologies Inc.                                                 52,900                                 2,094,840  (a)
TeleTech Holdings Inc.                                                     78,700                                 1,230,081  (a,j)
The Manitowoc Company Inc.                                                 83,400                                 3,735,486  (j)
Woodward Governor Co.                                                      82,800                                 2,777,112  (j)
                                                                                                                 36,177,755

INFORMATION TECHNOLOGY - 13.9%
Blackbaud, Inc.                                                            70,700                                 1,554,693  (j)
CommScope, Inc.                                                             9,700                                   318,633  (a)
Digital Insight Corp.                                                      71,800                                 2,105,176  (a)
Kronos Inc.                                                                15,000                                   511,350  (a)
Manhattan Associates, Inc.                                                 26,700                                   644,538  (a,j)
Micros Systems, Inc.                                                       55,800                                 2,729,736  (a)
Mobility Electronics, Inc.                                                132,600                                   737,256  (a,j)
MoneyGram International, Inc.                                              71,100                                 2,066,166
Parametric Technology Corp.                                               176,980                                 3,090,071  (a,j)
Photon Dynamics, Inc.                                                      64,100                                   850,607  (a)
Rudolph Technologies, Inc.                                                 94,600                                 1,734,018  (a,j)
Semtech Corp.                                                              67,700                                   863,852  (a)
Zebra Technologies Corp. (Class A)                                          7,100                                   253,754  (a)
                                                                                                                 17,459,850

MATERIALS - 3.0%
Commercial Metals Co.                                                     107,100                                 2,177,343
Packaging Corporation of America                                           67,500                                 1,566,000
                                                                                                                  3,743,343

UTILITIES - 1.0%
IDACORP, Inc.                                                              35,800                                 1,353,598  (j)

TOTAL INVESTMENTS IN SECURITIES                                                                                 125,332,740
(COST $106,275,183)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 18.7%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.0% *
GEI Short Term Investment Fund                                              1,000                                     1,000  (d,l)
5.49%

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 18.7%
State Street Navigator Securities Lending
Prime Portfolio                                                        23,503,530                                23,503,530  (d,e)
5.33%

TOTAL SHORT-TERM INVESTMENTS                                                                                     23,504,530
(COST $23,504,530)

TOTAL INVESTMENTS                                                                                               148,837,270
(COST $129,779,713)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -
(18.4)%                                                                                                         (23,172,254)
                                                                                                               ------------
NET ASSETS  - 100.0%                                                                                           $125,665,016
                                                                                                               ============


GEI INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

                                                                          NUMBER OF
                                                                             SHARES                           VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.4%
----------------------------------------------------------------------------------------------------------------------

ARGENTINA - 0.6%
Tenaris S.A. ADR                                                             12,810                     $   453,218


BRAZIL - 2.0%
Cia Vale do Rio Doce ADR                                                     26,414                         569,486 (j)
Petroleo Brasileiro S.A. ADR                                                 11,629                         870,314 (j)
                                                                                                          1,439,800

CANADA - 2.8%
Canadian National Railway Co.                                                17,191                         720,369 (j)
EnCana Corp.                                                                  4,196                         195,611 (j)
Nortel Networks Corp.                                                        40,410                          92,364 (a)
Potash Corp of Saskatchewan                                                   9,996                       1,039,487
                                                                                                          2,047,831

CHINA - 0.7%
China Petroleum & Chemical Corp.                                            836,000                         517,119

DENMARK - 0.5%
Group 4 Securicor PLC                                                       108,471                         342,720

EGYPT - 0.6%
Orascom Construction Industries                                               9,415                         411,726

FINLAND - 1.8%
Nokia OYJ                                                                    66,667                       1,322,493

FRANCE - 9.8%
Accor S.A.                                                                    1,170                          79,663 (j)
AXA S.A.                                                                     19,994                         736,521 (j)
BNP Paribas                                                                  15,543                       1,670,619 (h,j)
Carrefour S.A.                                                                3,812                         240,622 (j)
Credit Agricole S.A.                                                         19,219                         843,334 (j)
France Telecom S.A.                                                           2,957                          67,799 (j)
Lagardere SCA (Regd.)                                                         1,753                         126,353 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                         6,420                         660,768
Renault S.A.                                                                  1,257                         144,024 (j)
Sanofi-Aventis                                                                4,271                         379,802 (j)
Total S.A.                                                                   17,148                       1,124,125 (j)
Veolia Environnement                                                         17,499                       1,055,364 (j)
                                                                                                          7,128,994

GERMANY - 6.5%
Allianz AG (Regd.)                                                            3,789                         655,065 (a)
BASF AG                                                                       5,508                         440,614
Bayer AG                                                                     11,290                         574,924
E.ON AG                                                                      10,458                       1,238,392
Linde AG                                                                      8,491                         799,061
Siemens AG (Regd.)                                                           11,667                       1,016,807
Hellenic Telecommunications
Organization S.A.                                                             1,494                          36,601
                                                                                                          4,761,464

HONG KONG - 1.6%
Hongkong Land Holdings Ltd.                                                  83,999                         325,916
Jardine Matheson Holdings Ltd.                                               16,541                         302,700
Sun Hung Kai Properties Ltd.                                                 47,930                         522,526 (j)
                                                                                                          1,151,142

INDIA - 1.3%
ICICI Bank Ltd. ADR                                                          21,225                         651,820 (j)
Reliance Capital Ltd.                                                        21,159                          21,159
Reliance Communication Ltd.                                                 257,029                         257,029
Reliance Energy Ltd.                                                         16,530                          16,530
Reliance Petroleum Ltd.                                                      26,882                          26,882
                                                                                                            973,420

ITALY - 5.3%
Banca Intesa S.p.A.                                                         117,294                         771,141 (j)
ENI S.p.A.                                                                   11,617                         343,909 (j)
Saipem S.p.A.                                                                61,617                       1,337,834 (j)
UniCredito Italiano S.p.A.                                                  174,177                       1,444,080
                                                                                                          3,896,964

JAPAN - 21.2%
Asahi Glass Company Ltd.                                                     53,003                         654,092 (j)
Bank of Yokohama Ltd.                                                        61,506                         484,484 (j)
Chiyoda Corp.                                                                35,618                         696,884 (j)
East Japan Railway Co.                                                          117                         818,549 (j)
Hoya Corp.                                                                   24,400                         919,663 (j)
Komatsu Ltd.                                                                 33,811                         584,207 (j)
Kubota Corp.                                                                 29,000                         238,259 (j)
Marui Company Ltd.                                                            7,000                         102,511 (j)
Mitsubishi Estate Company Ltd.                                               54,982                       1,201,487
Mitsubishi Heavy Industries Ltd.                                             30,000                         124,254 (j)
Mitsubishi UFJ Financial Group, Inc.                                            114                       1,467,666
Mitsui Sumitomo Insurance Company Ltd.                                       67,000                         838,174
Nidec Corp.                                                                  14,362                       1,083,856 (j)
Nomura Holdings, Inc.                                                        87,999                       1,550,315 (j)
Sekisui Chemical Company Ltd.                                                76,998                         649,557 (j)
Seven & I Holdings Company Ltd.                                              20,900                         672,680
Shiseido Company Ltd.                                                        34,000                         679,626 (j)
SMC Corp.                                                                     3,271                         433,030
Toray Industries Inc.                                                       133,999                       1,008,979 (j)
Toyota Motor Corp.                                                           23,197                       1,261,379 (j)
                                                                                                         15,469,652

MALAYSIA - 0.4%
Malaysia International Shipping Corp.
BHD                                                                         109,632                         255,649 (a)

MEXICO - 1.1%
America Movil S.A. de C.V. ADR (Series L)                                    20,641                         812,636

NETHERLANDS - 3.1%
ING Groep N.V.                                                               20,049                         881,024
Koninklijke Philips Electronics N.V.                                         39,244                       1,375,540
                                                                                                          2,256,564

NORWAY - 3.0%
Acergy S.A.                                                                  62,592                       1,070,622 (a)
Orkla ASA                                                                     3,960                         188,625
Telenor ASA                                                                  71,156                         928,931
                                                                                                          2,188,178

RUSSIA - 0.2%
LUKOIL ADR                                                                    1,671                         127,330 (b)
LUKOIL ADR                                                                      609                          45,979
                                                                                                            173,309

SINGAPORE - 2.2%
CapitaLand Ltd.                                                             238,000                         757,627
Singapore Telecommunications Ltd.                                           567,760                         873,257
                                                                                                          1,630,884

SOUTH AFRICA - 0.2%
MTN Group, Ltd.                                                              14,111                         114,441

SOUTH KOREA - 2.3%
Kookmin Bank                                                                  4,030                         317,631
Kookmin Bank ADR                                                              7,254                         566,030
Samsung Electronics Company Ltd.                                                 30                          21,046
Samsung Electronics Company Ltd. GDR                                          2,304                         808,704 (b)
                                                                                                          1,713,411

SPAIN - 1.5%
Banco Santander Central Hispano S.A.
(Regd.)                                                                      67,260                       1,062,464 (j)

SWEDEN - 2.0%
Sandvik AB                                                                   81,791                         937,490
Telefonaktiebolaget LM Ericsson (Series B)                                  157,085                         544,440
                                                                                                          1,481,930
SWITZERLAND - 11.1%
ABB Ltd. (Regd.)                                                             71,063                         932,243
Adecco S.A. (Regd.)                                                           6,440                         387,494
Credit Suisse Group, (Regd.)                                                 19,203                       1,107,968 (h)
Holcim Ltd. (Regd.)                                                           5,452                         444,351
Nestle S.A. (Regd.)                                                           4,449                       1,546,923 (h)
Novartis AG (Regd.)                                                          23,608                       1,374,364
Roche Holding AG                                                             10,035                       1,730,186
Swiss Reinsurance                                                             7,421                         566,362
                                                                                                          8,089,891

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing
Company Ltd.                                                                416,121                         750,583


UNITED KINGDOM - 14.6%
BG Group, PLC                                                                43,443                         526,660 (a)
BHP Billiton PLC                                                            103,524                       1,782,943 (h)
Brambles Industries PLC                                                      22,955                         205,390
Diageo PLC                                                                   49,279                         868,501
GlaxoSmithKline PLC                                                          43,660                       1,159,708 (h)
Group 4 Securicor PLC                                                       105,605                         333,378
Lloyds TSB Group, PLC                                                        67,536                         680,600
National Grid PLC                                                             4,796                          59,803
Prudential PLC                                                               68,869                         853,552
Reed Elsevier PLC                                                            45,540                         504,019
Rio Tinto PLC (Regd.)                                                        17,643                         832,805
Royal Bank of Scotland Group, PLC                                            35,310                       1,212,956
Smiths Group, PLC                                                            31,511                         527,689
Tesco PLC                                                                   117,417                         789,585
Vodafone Group, PLC                                                         132,239                         301,977
                                                                                                         10,639,566

TOTAL COMMON STOCK                                                                                       71,086,049
(COST $53,701,496)

----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.9%
----------------------------------------------------------------------------------------------------------------------

Cia Vale do Rio Doce ADR                                                     35,043                         648,646
(COST $676,326)

TOTAL INVESTMENTS IN SECURITIES                                                                          71,734,695
(COST $54,377,822)

----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 19.6%
----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.1%
GEI Short Term Investment Fund
5.49%                                                                       835,412                         835,412 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
18.5%
State Street Navigator Securities
Lending Prime Portfolio
5.33%                                                                    13,465,637                      13,465,637 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                             14,301,049
(COST $14,301,049)

TOTAL INVESTMENTS                                                                                        86,035,744
(COST $68,678,871)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (17.9)%                                                                                           (13,041,352)
                                                                                                        -----------
NET ASSETS  - 100.0%                                                                                    $72,994,392
                                                                                                        ===========


----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------

The GEI International Equity had the following short futures contracts open at September 30, 2006 (unaudited):

                                                                  NUMBER OF                CURRENT               UNREALIZED
DESCRIPTION                      EXPIRATION DATE                  CONTRACTS         NOTIONAL VALUE             DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index           December  2006                           1              $(49,568)                $(10,389)




The GEI International Equity was invested in the following sectors at September
30, 2006 (unaudited):

                                                                                                          PERCENTAGE (BASED
SECTOR                                                                                                     ON MARKET VALUE)
------------------------------------------------------------------------------------------------------------------------------
Financials                                                                                                           24.98%
Short-Term                                                                                                           16.62%
Industrials                                                                                                          11.40%
Materials                                                                                                             9.46%
Energy                                                                                                                7.74%
Information Technology                                                                                                6.44%
Consumer Discretionary                                                                                                5.70%
Consumer Staples                                                                                                      5.58%
Healthcare                                                                                                            5.40%
Telecommunication Services                                                                                            3.94%
Utilities                                                                                                             2.74%
                                                                                                                    -------
                                                                                                                    100.00%
                                                                                                                    =======




GEI TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

                                                                            NUMBER OF
                                                                               SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 43.3%
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 6.4%
Bed Bath & Beyond, Inc.                                                       243,418                        $   9,313,173  (a)
Boyd Gaming Corp.                                                              17,774                              683,233  (j)
Carnival Corp.                                                                203,778                            9,583,679  (h)
CBS Corp.                                                                     125,595                            3,538,011  (h)
Comcast Corp. (Class A)                                                       430,199                           15,835,626  (a)
Federated Department Stores Inc.                                               18,698                              807,941
Getty Images, Inc.                                                             15,880                              788,918  (a,j)
Global Cash Access Holdings, Inc.                                              82,850                            1,250,206  (a)
Home Depot, Inc.                                                              314,725                           11,415,076  (h)
Liberty Global, Inc. (Series C)                                               110,732                            2,774,944  (a)
Liberty Media Holding Corp - Capital
(Series A)                                                                     75,990                            6,350,484  (a)
Liberty Media Holding Corp - Interactive
(Series A)                                                                    379,950                            7,743,381  (a)
Life Time Fitness, Inc.                                                        21,026                              973,294  (a,j)
Michaels Stores, Inc.                                                          34,336                            1,494,989
Omnicom Group, Inc.                                                            71,634                            6,704,942
Pulte Homes, Inc.                                                              30,774                              980,460  (j)
Regal Entertainment Group, (Class A)                                           73,862                            1,463,945  (j)
Staples, Inc.                                                                  97,361                            2,368,793
Starwood Hotels & Resorts Worldwide, Inc.                                      23,116                            1,322,004
Target Corp.                                                                   76,983                            4,253,311
The Cheesecake Factory                                                         50,761                            1,380,192  (a)
The E.W. Scripps Co. (Class A)                                                 39,200                            1,878,856  (j)
Univision Communications Inc. (Class A)                                        28,601                              982,158  (a)
Viacom Inc. (Class B)                                                          73,587                            2,735,965  (a)
Williams-Sonoma, Inc.                                                          31,633                            1,024,593
                                                                                                                97,648,174

CONSUMER STAPLES - 3.7%
Alberto-Culver Co.                                                             35,219                            1,781,729
Clorox Co.                                                                     86,383                            5,442,129
Colgate-Palmolive Co.                                                         218,496                           13,568,602  (h)
PepsiCo, Inc.                                                                 226,420                           14,776,169
The Coca-Cola Co.                                                             384,915                           17,198,002  (h)
The Kroger Co.                                                                 43,164                              998,815
Weight Watchers International Inc.                                             38,916                            1,725,535
                                                                                                                55,490,981

ENERGY - 3.6%
BJ Services Co.                                                                31,769                              957,200
Dresser-Rand Group, Inc.                                                       53,762                            1,096,745  (a,j)
EOG Resources, Inc.                                                            90,048                            5,857,622
Exxon Mobil Corp.                                                             382,650                           25,675,815  (h)
GlobalSantaFe Corp.                                                            32,705                            1,634,923
Halliburton Co.                                                               101,889                            2,898,742
Hess Corp.                                                                     34,270                            1,419,463
Peabody Energy Corp.                                                           31,990                            1,176,592
Schlumberger Ltd.                                                             198,118                           12,289,260
Valero Energy Corp.                                                            15,122                              778,329
Weatherford International Ltd.                                                 33,673                            1,404,838  (a)
                                                                                                                55,189,529

FINANCIALS - 7.5%
Affiliated Managers Group, Inc.                                                19,692                            1,971,366  (a,j)
AFLAC Incorporated                                                            132,456                            6,061,187  (h)
Alleghany Corp.                                                                   200                               57,802  (a)
Allied World Assurance Holdings Ltd.                                           13,979                              564,752  (a,j)
American International Group, Inc.                                            276,233                           18,303,199  (h)
Bank of America Corp.                                                         305,382                           16,359,314  (h)
Berkshire Hathaway, Inc. (Class B)                                              1,178                            3,738,972  (a)
Calamos Asset Management Inc. (Class A)                                        54,981                            1,612,043
CB Richard Ellis Group, Inc. (Class A)                                        109,504                            2,693,798  (a)
Citigroup, Inc.                                                                90,568                            4,498,513
CVB Financial Corp.                                                            54,547                              805,659
Evercore Partners Inc. (Class A)                                                6,757                              194,602  (a)
Everest Re Group, Ltd.                                                         58,528                            5,708,236
Federal National Mortgage Assoc.                                              182,268                           10,190,604
Greenhill & Company, Inc.                                                      22,108                            1,481,678  (j)
Hartford Financial Services Group, Inc.                                        17,084                            1,482,037
HCC Insurance Holdings, Inc.                                                  137,052                            4,506,270
Legg Mason, Inc.                                                               22,321                            2,251,296
M&T Bank Corp.                                                                  8,450                            1,013,662
Maguire Properties, Inc. (REIT)                                                24,287                              989,452
MBIA Inc.                                                                      10,841                              666,071
Mellon Financial Corp.                                                        130,192                            5,090,507
Metlife, Inc.                                                                  88,304                            5,005,071
North Fork Bancorporation, Inc.                                                54,942                            1,573,539
State Street Corp.                                                            147,173                            9,183,595  (e)
SunTrust Banks, Inc.                                                           76,983                            5,949,246
Trammell Crow Co.                                                              26,221                              957,329  (a)
Zions Bancorporation                                                           20,396                            1,627,805
                                                                                                               114,537,605

HEALTHCARE - 7.4%
Abbott Laboratories                                                           287,554                           13,963,622  (h)
Advanced Medical Optics, Inc.                                                  81,157                            3,209,759  (a,j)
Aetna, Inc.                                                                   151,702                            5,999,814
Alcon, Inc.                                                                    17,561                            2,010,734
Amgen, Inc.                                                                   181,136                           12,956,658  (a,h)
Amylin Pharmaceuticals, Inc.                                                   39,640                            1,746,935  (a,j)
Barr Pharmaceuticals, Inc.                                                     44,712                            2,322,341  (a)
Caremark Rx, Inc.                                                              42,276                            2,395,781
DENTSPLY International, Inc.                                                   49,614                            1,493,878
Gilead Sciences, Inc.                                                          19,301                            1,325,979  (a)
Henry Schein, Inc.                                                             34,447                            1,727,173  (a)
Johnson & Johnson                                                              86,039                            5,587,373
Lincare Holdings Inc.                                                         184,532                            6,392,188  (a)
Manor Care, Inc.                                                               39,431                            2,061,453
Martek Biosciences Corp.                                                       46,432                              998,752  (a,j)
Medtronic Inc.                                                                 88,757                            4,121,875
Pfizer Inc.                                                                   630,795                           17,889,346
Psychiatric Solutions Inc.                                                     63,225                            2,155,340  (a)
Quest Diagnostics Inc.                                                         29,538                            1,806,544
Resmed, Inc.                                                                   15,629                              629,067  (a)
Thermo Electron Corp.                                                          71,608                            2,816,343  (a)
Vertex Pharmaceuticals, Inc.                                                   27,377                              921,236  (a,j)
Wyeth                                                                         350,951                           17,842,349
                                                                                                               112,374,540

INDUSTRIALS - 3.2%
ChoicePoint, Inc.                                                              27,525                              985,395  (a)
Corinthian Colleges, Inc.                                                     156,137                            1,687,841  (a,j)
Corporate Executive Board Co.                                                   9,363                              841,827
CoStar Group, Inc.                                                             22,761                              940,484  (a,j)
Danaher Corp.                                                                  16,843                            1,156,609
Dover Corp.                                                                   288,417                           13,682,502  (h)
Eaton Corp.                                                                    22,761                            1,567,095
Harsco Corp.                                                                   25,293                            1,964,001
Hexcel Corp.                                                                   81,523                            1,153,550  (a,j)
Joy Global, Inc.                                                               26,285                              988,579
MoneyGram International, Inc.                                                  64,150                            1,864,199
Rockwell Collins, Inc.                                                         42,723                            2,342,929  (j)
Southwest Airlines Co.                                                        362,272                            6,035,452
Stericycle, Inc.                                                               23,628                            1,648,998  (a)
Sunpower Corp. (Class A)                                                       21,015                              582,956  (a)
Tyco International Ltd.                                                       248,677                            6,960,469
United Technologies Corp.                                                      72,179                            4,572,540
                                                                                                                48,975,426

INFORMATION TECHNOLOGY - 9.8%
Activision, Inc.                                                              282,579                            4,266,943  (a)
Affiliated Computer Services, Inc.
(Class A)                                                                      28,436                            1,474,691  (a)
Analog Devices, Inc.                                                          138,973                            4,084,416  (h)
aQuantive, Inc.                                                                18,308                              432,435  (a,j)
Automatic Data Processing, Inc.                                               155,732                            7,372,353  (h)
CDW Corp.                                                                      17,986                            1,109,376
Checkfree Corp.                                                                33,963                            1,403,351  (a)
Cisco Systems, Inc.                                                           662,279                           15,232,417  (a,h)
Cogent, Inc.                                                                  108,065                            1,483,732  (a,j)
Comverse Technology, Inc.                                                      76,453                            1,639,152  (a)
Dell, Inc.                                                                     90,568                            2,068,573  (a)
DST Systems, Inc.                                                              21,454                            1,323,068  (a)
eBay, Inc.                                                                    107,517                            3,049,182  (a)
EMC Corp.                                                                     345,404                            4,137,940  (a)
Fidelity National Information Services,
Inc.                                                                           63,398                            2,345,726
First Data Corp.                                                              452,841                           19,019,322
Fiserv, Inc.                                                                   16,630                              783,107  (a)
Harris Corp.                                                                   58,082                            2,584,068
Intel Corp.                                                                   226,420                            4,657,459
Intuit Inc.                                                                   187,929                            6,030,642  (a)
Juniper Networks, Inc.                                                         67,559                            1,167,420  (a)
Linear Technology Corp.                                                        63,211                            1,967,126
Macrovision Corp.                                                              41,615                              985,859  (a)
Marvell Technology Group, Ltd.                                                 22,612                              437,994  (a)
Microchip Technology Inc.                                                      35,349                            1,146,015
Microsoft Corp.                                                               733,339                           20,042,155
Molex, Inc. (Class A)                                                          66,905                            2,201,844
Molex, Inc. (Class A)                                                         327,087                           10,764,433
NAVTEQ Corp.                                                                   31,882                              832,439  (a)
Neustar, Inc. (Class A)                                                        37,976                            1,053,834  (a,j)
Oracle Corp.                                                                  769,829                           13,656,766  (a)
Paychex, Inc.                                                                  24,864                              916,238
Symantec Corp.                                                                 44,801                              953,365  (a)
Wind River Systems, Inc.                                                      110,112                            1,179,299  (a,j)
Xilinx, Inc.                                                                   45,508                              998,901
Yahoo! Inc.                                                                   226,420                            5,723,898  (a)
                                                                                                               148,525,539

MATERIALS - 1.1%
Cabot Corp.                                                                    19,508                              725,698
Martin Marietta Materials, Inc.                                                18,527                            1,567,755
Monsanto Co.                                                                  234,868                           11,041,145
Praxair, Inc.                                                                  31,030                            1,835,735
Sealed Air Corp.                                                               17,916                              969,614
                                                                                                                16,139,947

TELECOMMUNICATION SERVICES - 0.2%
American Tower Corp. (Class A)                                                 44,542                            1,625,783  (a)
Leap Wireless International Inc.                                                4,724                              229,067  (a)
NII Holdings Inc. (Class B)                                                    11,366                              706,511  (a)
                                                                                                                 2,561,361

UTILITIES - 0.4%
Ameren Corp.                                                                   29,254                            1,544,319
DTE Energy Co.                                                                 30,774                            1,277,429
PPL Corp.                                                                      54,175                            1,782,357
SCANA Corp.                                                                    37,543                            1,511,857
                                                                                                                 6,115,962

TOTAL DOMESTIC EQUITY                                                                                          657,559,064
(COST $613,644,106)

-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 24.5%
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 24.1%

CONSUMER DISCRETIONARY - 1.6%
Accor S.A.                                                                      5,298                              360,729  (j)
Corp GEO S.A. de C.V. (Series B)                                               94,978                              399,385  (a)
Dogan Yayin Holding                                                            93,543                              291,916  (a)
Gafisa S.A.                                                                    24,976                              322,698  (a)
Hyundai Motor Co.                                                               3,230                              276,418
Indian Hotels Company Ltd.                                                      7,065                              213,065
Koninklijke Philips Electronics N.V.                                          179,647                            6,296,800
Lagardere SCA (Regd.)                                                           8,027                              578,571  (j)
LG Electronics Inc.                                                             6,080                              391,844
LVMH Moet Hennessy Louis Vuitton S.A.                                          29,390                            3,024,919  (j)
Marui Company Ltd.                                                             33,000                              483,268  (j)
Massmart Holdings Ltd.                                                         22,921                              167,921
Prajay Engineers Syndicate Ltd.                                                46,790                              211,918
Reed Elsevier PLC                                                             208,475                            2,307,320
Renault S.A.                                                                    5,753                              659,164  (j)
Sekisui Chemical Company Ltd.                                                 348,989                            2,944,082  (j)
Shenzhou International Group, Holdings
Ltd.                                                                          207,000                               83,679
Toyota Motor Corp.                                                            106,194                            5,774,493  (j)
                                                                                                                24,788,190

CONSUMER STAPLES - 1.7%
Bajaj Hindusthan Ltd.                                                          40,131                              282,949
Carrefour S.A.                                                                 17,452                            1,101,607  (j)
Chaoda Modern Agriculture                                                     980,000                              601,161
Cosan S.A. Industria e Comercio                                                 7,200                              116,241  (a)
Diageo PLC                                                                    225,578                            3,975,613
Fomento Economico Mexicano S.A. de C.V.
ADR (Series B)                                                                  4,225                              409,571
IOI Corp Bhd                                                                  121,000                              531,508
Nestle S.A. (Regd.)                                                            20,365                            7,080,936
Seven & I Holdings Company Ltd.                                                95,600                            3,076,949
Shinsegae Company Ltd.                                                            410                              212,256
Shiseido Company Ltd.                                                         161,000                            3,218,227  (j)
Tesco PLC                                                                     537,392                            3,613,759
Tiger Brands Ltd.                                                              17,047                              310,518
Uni-President Enterprises Corp.                                               356,000                              313,002
                                                                                                                24,844,297

ENERGY - 2.5%
Acergy S.A.                                                                   286,241                            4,896,086  (a)
BG Group, PLC                                                                 198,870                            2,410,901  (a)
CAT Oil AG                                                                     11,802                              258,638  (a)
Centurion Energy International Inc.                                            27,911                              171,371  (a)
China Oilfield Services Ltd. (Series H)                                       424,000                              227,991
China Petroleum & Chemical Corp.                                            4,620,000                            2,857,762
China Shenhua Energy Company Ltd.                                              43,000                               69,200
EnCana Corp.                                                                   19,207                              895,403
ENI S.p.A.                                                                     53,172                            1,574,101  (j)
LUKOIL ADR                                                                     19,402                            1,464,851
Nexen, Inc.                                                                    25,485                            1,362,428
OAO Gazprom ADR                                                                36,788                            1,592,920
PetroChina Company Ltd.                                                       258,000                              277,129
Petroleo Brasileiro S.A. ADR                                                   73,136                            5,473,498
Reliance Industries Ltd.                                                       10,198                              259,852  (a)
Saipem S.p.A.                                                                 282,069                            6,124,307  (j)
Sasol Ltd.                                                                     12,200                              402,052
Sibir Energy Plc                                                               12,279                              104,877  (a)
Tenaris S.A. ADR                                                               66,918                            2,367,559
Total S.A.                                                                     78,502                            5,146,143  (j)
                                                                                                                37,937,069

FINANCIALS - 6.8%
Akbank TAS                                                                     60,048                              307,684
Aksigorta AS                                                                   65,885                              246,116
Allianz AG (Regd.)                                                             17,344                            2,998,534  (a)
Amata Corp.                                                                   467,700                              158,036
AXA S.A.                                                                       91,529                            3,371,661  (j)
Banca Intesa S.p.A.                                                           536,902                            3,529,825  (j)
Banco do Brasil S.A.                                                            6,264                              137,052
Banco Santander Central Hispano S.A.
(Regd.)                                                                       307,901                            4,863,717  (j)
Bank of Yokohama Ltd.                                                         284,012                            2,237,167  (j)
BNP Paribas                                                                    71,150                            7,647,465  (j)
Capital Securities Corp.                                                      935,712                              360,460
CapitaLand Ltd.                                                             1,090,000                            3,469,806
China Vanke Company Ltd.                                                      376,200                              395,886
Chinatrust Financial Holding Company Ltd.                                     280,960                              209,675
Credit Agricole S.A.                                                           87,981                            3,860,624  (j)
Credit Suisse Group, (Regd.)                                                   87,908                            5,072,087
Hongkong Land Holdings Ltd.                                                   382,999                            1,486,036  (j)
Hung Poo Real Estate Development Corp.                                        566,000                              603,665
ICICI Bank Ltd.                                                                 4,172                               63,368
ICICI Bank Ltd. ADR                                                           102,326                            3,142,432
ING Groep N.V.                                                                 91,778                            4,033,051
Jardine Matheson Holdings Ltd.                                                 74,706                            1,367,120
Kookmin Bank                                                                   64,671                            5,097,154
Lloyds TSB Group, PLC                                                         309,165                            3,115,640
Mitsubishi Estate Company Ltd.                                                251,982                            5,506,404
Mitsubishi UFJ Financial Group, Inc.                                              519                            6,681,743
Mitsui Sumitomo Insurance Company Ltd.                                        304,000                            3,803,058
Nomura Holdings, Inc.                                                         402,998                            7,099,783  (j)
Ping An Insurance Group                                                       120,000                              431,198
Prudential PLC                                                                315,267                            3,907,373
Royal Bank of Scotland Group, PLC                                             161,639                            5,552,561
Samsung Fire & Marine Insurance Company
Ltd.                                                                            2,940                              451,949
Sanlam Ltd.                                                                    59,254                              130,436
Shenzhen Investment Ltd.                                                      690,354                              242,750
Siam Commercial Bank PCL                                                      223,500                              350,845
Standard Bank Group, Ltd.                                                      30,448                              304,984
State Bank of India Ltd. GDR                                                    4,526                              251,193
Sun Hung Kai Properties Ltd.                                                  220,476                            2,403,598
Swiss Reinsurance                                                              30,931                            2,360,618
UniCredito Italiano S.p.A.                                                    797,337                            6,610,622  (j)
                                                                                                               103,863,376

HEALTHCARE - 1.6%
Angiotech Pharmaceuticals, Inc.                                               105,508                              925,305  (a)
GlaxoSmithKline PLC                                                           199,853                            5,308,547
Hikma Pharmaceuticals PLC                                                      38,052                              293,557
Mindray Medical International Ltd. ADR
(Class A)                                                                       2,134                               35,616  (a)
Novartis AG (Regd.)                                                           108,076                            6,291,756
Richter Gedeon Nyrt                                                             1,374                              283,222
Roche Holding AG                                                               45,938                            7,920,408
Sanofi-Aventis                                                                 19,553                            1,738,767  (j)
Smith & Nephew PLC ADR                                                         29,286                            1,342,177  (j)
Teva Pharmaceutical Industries Ltd. ADR                                        15,905                              542,201
                                                                                                                24,681,556

INDUSTRIALS - 3.2%
ABB Ltd. (Regd.)                                                              325,303                            4,267,502
Adecco S.A. (Regd.)                                                            29,482                            1,773,928
Asahi Glass Company Ltd.                                                      243,005                            2,998,842  (j)
Barloworld Ltd.                                                                 9,682                              161,405
Brambles Industries PLC                                                       105,079                              940,193
Canadian National Railway Co.                                                  78,693                            3,297,538
Chiyoda Corp.                                                                 165,676                            3,241,533  (j)
Doosan Heavy Industries and Construction
Company Ltd.                                                                   11,110                              461,890
East Japan Railway Co.                                                            531                            3,714,954
Empresas ICA Sociedad Controladora S.A.
de C.V.                                                                        98,741                              355,508  (a)
Enka Insaat ve Sanayi AS                                                       58,902                              432,273
Fraser and Neave Ltd.                                                          66,000                              172,239
Grasim Industries Ltd.                                                          4,063                              223,547
Group 4 Securicor PLC                                                         979,985                            3,095,003  (j)
Grupo Aeroportuario del Sureste S.A. de
C.V. ADR (Series B)                                                             5,160                              192,520
Jaiprakash Associates Ltd.                                                     30,777                              321,676
Komatsu Ltd.                                                                  156,075                            2,696,760  (j)
Kubota Corp.                                                                  133,000                            1,092,703  (j)
Larsen & Toubro Ltd.                                                            5,476                              151,671
Malaysia International Shipping Corp. BHD                                     552,982                            1,289,491  (a)
Mitsubishi Heavy Industries Ltd.                                              137,000                              567,425
Orascom Construction Industries                                                51,820                            2,266,149
Orkla ASA                                                                      18,126                              863,388
Sandvik AB                                                                    374,704                            4,294,865  (j)
Shanghai Electric Group, Company Ltd.                                       1,088,590                              366,018
Siemens AG (Regd.)                                                             53,412                            4,654,982
SMC Corp.                                                                      15,045                            1,991,728
Smiths Group, PLC                                                             144,248                            2,415,603
United Tractors Tbk PT                                                        468,500                              307,255
                                                                                                                48,608,589

INFORMATION TECHNOLOGY - 2.1%
ASM Pacific Technology                                                         40,500                              211,017
Delta Electronics Inc.                                                        119,579                              343,228  (a)
HON HAI Precision Industry Company Ltd.                                       170,200                            1,036,190
Hoya Corp.                                                                    111,400                            4,198,789
MediaTek Inc.                                                                  71,900                              682,124
Mettler Toledo International Inc.                                              18,304                            1,210,810  (a)
Nidec Corp.                                                                    65,513                            4,944,063  (j)
Nokia OYJ                                                                     305,182                            6,053,986
Nortel Networks Corp.                                                         183,050                              418,391  (a)
Samsung Electro-Mechanics Company Ltd.                                          5,060                              208,494
Samsung Electronics Company Ltd.                                                8,640                            6,061,236
Taiwan Semiconductor Manufacturing
Company Ltd.                                                                2,040,125                            3,679,899
Taiwan Semiconductor Manufacturing
Company Ltd. ADR                                                               13,786                              132,346
Telefonaktiebolaget LM Ericsson (Series B)                                    719,093                            2,492,302
Unimicron Technology Corp.                                                    281,620                              348,010
                                                                                                                32,020,885

MATERIALS - 2.4%
BASF AG                                                                        25,214                            2,017,000
Bayer AG                                                                       51,683                            2,631,871
BHP Billiton PLC                                                              473,912                            8,161,953
Cia Vale do Rio Doce ADR                                                       49,340                            1,063,770
Evraz Group, S.A. GDR                                                          11,405                              268,588  (b)
Harmony Gold Mining Company Ltd. ADR                                           27,811                              359,596  (a)
Holcim Ltd. (Regd.)                                                            24,956                            2,033,975
Israel Chemicals Ltd.                                                         112,399                              548,027
Linde AG                                                                       38,869                            3,657,838
MMC Norilsk Nickel ADR                                                          3,925                              510,250
Polyus Gold Company ZAO ADR                                                     4,700                              198,763  (a)
POSCO                                                                           2,150                              556,524
Potash Corp of Saskatchewan                                                    45,683                            4,750,693
Rio Tinto PLC (Regd.)                                                          80,765                            3,812,360
Taiwan Fertilizer Company Ltd.                                                159,000                              258,455
Tata Steel Ltd.                                                                16,209                              188,826
Toray Industries Inc.                                                         614,998                            4,630,782  (j)
Vedanta Resources PLC                                                          11,272                              244,876
                                                                                                                35,894,147

TELECOMMUNICATION SERVICES - 1.5%
America Movil S.A. de C.V. ADR (Series L)                                     117,377                            4,621,132
Bharti Airtel Ltd.                                                             32,758                              334,285  (a)
Egyptian Company for Mobile Services                                           10,715                              302,895
France Telecom S.A.                                                            13,534                              310,310
Hellenic Telecommunications Organization
S.A.                                                                            6,839                              167,548
Mobile Telesystems OJSC ADR                                                     7,567                              285,806
MTN Group, Ltd.                                                               122,396                              992,637
Orascom Telecom Holding SAE                                                     6,679                              380,517
Philippine Long Distance Telephone Co.                                          5,870                              265,489
Singapore Telecommunications Ltd.                                           2,504,800                            3,852,567
Telekomunikasi Indonesia Tbk PT (Series B)                                    450,500                              412,653
Telenor ASA                                                                   325,505                            4,249,419
Turkcell Iletisim Hizmet  ADR                                                   9,203                              122,400
Vodafone Group, PLC                                                           605,275                            1,382,188
Vodafone Group, PLC ADR                                                       185,665                            4,244,302
                                                                                                                21,924,148

UTILITIES - 0.7%
E.ON AG                                                                        47,875                            5,669,154
First Philippine Holdings Corp.                                               156,193                              155,602
Korea Electric Power Corp.                                                      5,610                              218,414
National Grid PLC                                                              21,720                              270,813
Veolia Environnement                                                           80,104                            4,831,068  (j)
                                                                                                                11,145,051

TOTAL COMMON STOCK                                                                                             365,707,308
(COST $322,432,531)

PREFERRED STOCK - 0.4%
All America Latina Logistica S.A.                                              61,000                              474,850
Cia Energetica de Minas Gerais                                              4,000,000                              157,163
Cia Vale do Rio Doce                                                           50,709                              941,772
Cia Vale do Rio Doce ADR                                                      235,459                            4,358,346
Petroleo Brasileiro S.A.                                                        9,500                              177,616

TOTAL PREFERRED STOCK                                                                                            6,109,747
(COST $5,749,558)

TOTAL FOREIGN EQUITY                                                                                           371,817,055
(COST $328,182,089)

                                                                            PRINCIPAL
                                                                               AMOUNT                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 23.1%
-----------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 10.0%
U.S. Treasury Bonds
4.50%                                     02/15/36                        $12,695,000                          $12,171,331
5.38%                                     02/15/31                            145,000                              156,704
8.13%                                     08/15/19 - 08/15/21                 540,000                              718,052
U.S. Treasury Inflation Indexed Bonds
2.00%                                     01/15/16                          2,060,994                            2,015,095  (m)
3.50%                                     01/15/11                          3,917,189                            4,105,096  (m)
U.S. Treasury Notes
4.50%                                     09/30/11                         26,410,000                           26,309,668
4.88%                                     05/15/09 - 08/15/16             105,145,000                          106,328,987  (j)
                                                                                                               151,804,933

FEDERAL AGENCIES - 0.1%
Federal Farm Credit Bank
3.75%                                     01/15/09                            650,000                              633,935  (h)
Federal Home Loan Mortgage Corp.
4.75%                                     12/08/10                            335,000                              332,531  (h)
                                                                                                                   966,466
AGENCY MORTGAGE BACKED - 6.4%
Federal Home Loan Mortgage Corp.
4.50%                                     06/01/33 - 02/01/35                 301,458                              281,877
5.00%                                     07/01/35 - 10/01/35               9,659,356                            9,289,908  (h)
5.50%                                     05/01/20                            115,501                              115,372
6.00%                                     04/01/17 - 05/01/35                 813,745                              822,079  (h)
6.50%                                     01/01/27 - 09/01/36               1,564,467                            1,595,031  (h)
7.00%                                     10/01/25 - 08/01/36                 357,147                              367,005  (h)
7.50%                                     11/01/09 - 09/01/33                  59,102                               60,916  (h)
8.00%                                     01/01/30 - 11/01/30                  17,448                               18,375
9.00%                                     10/01/25                                942                                1,020  (h)
Federal National Mortgage Assoc.
4.00%                                     05/01/19 - 06/01/19                 288,229                              272,243
4.50%                                     05/01/18 - 02/01/35               2,794,220                            2,673,836
5.00%                                     06/01/20 - 08/01/35               5,574,869                            5,367,668
5.50%                                     04/01/14 - 08/01/35               2,185,507                            2,170,984
6.00%                                     09/01/19 - 08/01/35               5,270,414                            5,296,307
6.50%                                     09/01/17 - 08/01/36               2,906,732                            2,964,181
7.00%                                     04/01/17 - 06/01/36                 479,052                              492,376
7.50%                                     12/01/09 - 03/01/34                 132,131                              136,504
8.00%                                     12/01/11 - 11/01/33                  52,306                               54,592
8.50%                                     06/01/30                                235                                  252
9.00%                                     06/01/09 - 12/01/22                  30,269                               31,609
5.00%                                     TBA                              11,467,000                           11,103,599  (c)
5.50%                                     TBA                              27,765,000                           27,555,237  (c)
6.00%                                     TBA                              18,118,000                           18,219,441  (c)
Government National Mortgage Assoc.
4.50%                                     08/15/33 - 09/15/34                 516,392                              490,490
6.00%                                     04/15/27 - 09/15/36                 725,772                              734,801
6.50%                                     04/15/24 - 08/15/36                 537,369                              551,113
7.00%                                     03/15/12 - 06/15/34                  59,147                               60,446
8.00%                                     03/15/30                              3,412                                3,613
9.00%                                     11/15/16 - 12/15/21                  23,899                               25,874
5.50%                                     TBA                               7,140,000                            7,090,913  (c)
                                                                                                                97,847,662

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corp.
1.32%                                     10/15/18                            384,289                               21,029  (g,h,i)
1.82%                                     12/15/30                            487,896                               23,023  (g,h,i)
3.21%                                     10/15/33                             70,000                               54,676  (i)
3.97%                                     12/15/33                             45,000                               37,828  (i)
4.50%                                     04/15/13 - 03/15/19                 628,603                               51,448  (g)
4.50%                                     05/15/17 - 11/15/19                 400,000                              380,421
5.00%                                     01/15/11 - 12/01/34               6,309,637                            1,368,881  (g,h)
5.00%                                     05/15/20 - 02/15/35               2,165,000                            2,025,517  (h)
5.50%                                     04/15/17 - 06/15/33                 253,325                               38,365  (g)
5.50%                                     10/15/34                            294,370                              295,468
7.50%                                     01/15/16                             11,897                               12,310
7.50%                                     07/15/27                              7,329                                1,534  (g)
8.00%                                     02/01/23 - 07/01/24                   5,317                                1,123  (g,h)
11.71%                                    09/25/43                            498,592                                5,908  (d,g,i)
Federal Home Loan Mortgage STRIPS
5.57%                                     08/01/27                              1,184                                  968  (d,f)
Federal National Mortgage Assoc STRIPS
(Class 1)
4.37%                                     11/01/34                          1,007,697                              755,179  (d,f)
Federal National Mortgage Assoc STRIPS
(Class 2)
7.50%                                     11/01/23                             23,295                                5,984  (g)
8.00%                                     08/01/23 - 07/01/24                  10,987                                2,484  (g)
Federal National Mortgage Assoc.
1.19%                                     12/25/42                            282,490                                6,091  (g,i)
2.27%                                     09/25/42                            285,347                               12,484  (g,i)
2.32%                                     04/25/17 - 10/25/17                 218,513                               13,801  (g,i)
2.37%                                     08/25/16                             87,685                                4,244  (g,i)
3.54%                                     09/25/31                             58,028                               53,959  (i)
4.50%                                     05/25/18 - 12/25/19                 249,739                              105,534  (g)
4.75%                                     11/25/14                             31,171                                2,067  (g)
5.00%                                     02/25/32                             48,191                                3,814  (g)
5.00%                                     03/25/35                            175,000                              162,041
5.50%                                     07/25/34 - 02/25/35                 541,538                              542,709  (h)
5.75%                                     02/25/35                            425,000                              430,198
6.00%                                     12/25/34                            150,000                              153,560
6.50%                                     12/25/34                            174,725                              178,145
8.00%                                     07/25/14                             40,933                               41,618
Federal National Mortgage Assoc.
(Class S)
1.77%                                     02/25/31                             88,517                                4,173  (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                     11/25/13                            137,787                                5,761  (g)
4.88%                                     03/25/31                             93,195                               91,294  (i)
5.00%                                     10/25/22                            124,598                               20,345  (g)
Federal National Mortgage Assoc. REMIC
(Class J)
1080.91%                                  03/25/22                                 12                                  149  (g)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%                                  05/25/22                                  6                                  181  (g)
                                                                                                                 6,914,314

ASSET BACKED - 0.8%
Bank One Issuance Trust
3.59%                                     05/17/10                             20,000                               19,707  (h)
Bear Stearns Asset Backed Securities
Inc. (Class A)
5.70%                                     01/25/34                             14,031                               14,084  (h,i)
Carmax Auto Owner Trust
4.35%                                     03/15/10                            154,000                              152,010  (h)
Citibank Credit Card Issuance Trust
4.45%                                     04/07/10                             35,000                               34,524  (h)
Countrywide Home Equity Loan Trust
(Class A)
5.56%                                     07/15/27                             47,842                               47,846  (h,i)
Ford Credit Floorplan Master Owner Trust
(Class A)
5.37%                                     07/15/09                          2,000,000                            1,999,065  (i)
GMAC Mortgage Corp. Loan Trust (Class A)
5.43%                                     06/25/34                            500,000                              500,123  (h,i)
Gracechurch Card Funding PLC (Class A)
5.36%                                     02/17/09                          2,000,000                            2,000,386  (i)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                     10/15/10                            138,000                              135,873
Long Beach Mortgage Loan Trust
5.61%                                     09/25/35                          1,500,000                            1,502,810  (h,i)
Metris Master Trust (Class A)
5.48%                                     10/20/10                          2,000,000                            2,000,000  (i)
Mid-State Trust
7.54%                                     07/01/35                              5,767                                5,991  (h)
Peco Energy Transition Trust
6.52%                                     12/31/10                             50,000                               52,469
Residential Asset Mortgage Products, Inc.
5.57%                                     03/25/34                             25,078                               25,092  (i)
Residential Asset Securities Corp.
5.58%                                     07/25/32 - 01/25/36               3,015,428                            3,021,527  (i)
Residential Asset Securities Corp.
(Class A)
4.16%                                     07/25/30                            269,412                              265,719  (i)
SLM Student Loan Trust (Class A)
5.44%                                     06/15/18                            360,637                              360,956  (i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                     10/20/10                            103,000                              101,736
Wells Fargo Home Equity Trust
3.97%                                     09/25/24                             54,000                               52,864  (i)
                                                                                                                12,292,782

CORPORATE NOTES - 2.9%
Abbey National PLC
7.95%                                     10/26/29                            340,000                              424,116  (h)
Abbott Laboratories
5.88%                                     05/15/16                            660,000                              684,161  (h)
AGL Capital Corp.
7.13%                                     01/14/11                            405,000                              429,860
Allegiance Corp.
7.00%                                     10/15/26                            245,000                              260,884  (h)
Allstate Life Global Funding Trusts
3.85%                                     01/25/08                            130,000                              127,755  (h)
Altria Group, Inc.
7.20%                                     02/01/07                            100,000                              100,358
American Electric Power Company, Inc.
(Series D)
5.25%                                     06/01/15                            790,000                              769,486  (h)
American General Corp.
7.50%                                     08/11/10                            750,000                              807,269  (h)
Appalachian Power Co. (Series G)
3.60%                                     05/15/08                             20,000                               19,459  (h)
Appalachian Power Co. (Series K)
5.00%                                     06/01/17                            135,000                              126,676  (h)
Archer-Daniels-Midland Co.
7.00%                                     02/01/31                            165,000                              190,344  (h)
Arizona Public Service Co.
6.25%                                     08/01/16                            370,000                              377,268  (h)
AT&T, Inc.
4.13%                                     09/15/09                            630,000                              610,021
5.63%                                     06/15/16                            530,000                              523,850
5.88%                                     08/15/12                            165,000                              167,961
AvalonBay Communities, Inc. (REIT)
5.75%                                     09/15/16                            400,000                              403,879
BAC CAP TRUST V
5.63%                                     03/08/35                            425,000                              395,076  (h)
Bank of America Corp.
5.75%                                     08/15/16                            295,000                              300,278  (h)
BellSouth Corp.
4.20%                                     09/15/09                            185,000                              179,410
6.55%                                     06/15/34                            510,000                              512,411  (h)
BJ Services Co.
5.75%                                     06/01/11                            430,000                              433,900  (h)
British Telecommunications PLC
8.38%                                     12/15/10                            170,000                              190,443  (h)
Burlington Northern Santa Fe Corp.
8.13%                                     04/15/20                            170,000                              207,966  (h)
Campbell Soup Co.
5.50%                                     03/15/07                             50,000                               50,036  (h)
Capital One Bank
6.50%                                     06/13/13                             25,000                               26,138  (h)
Capital One Financial Corp.
8.75%                                     02/01/07                            200,000                              202,045  (h)
Carolina Power & Light Co.
5.15%                                     04/01/15                             60,000                               58,658  (h)
5.70%                                     04/01/35                            155,000                              150,414  (h)
6.13%                                     09/15/33                            190,000                              195,309  (h)
CBS Corp.
5.63%                                     05/01/07                             25,000                               25,019
Citigroup, Inc.
5.00%                                     03/06/07                             90,000                               89,854  (h)
CNA Financial Corp.
6.00%                                     08/15/11                            370,000                              375,182  (h)
Comcast Cable Communications Holdings,
Inc.
9.46%                                     11/15/22                            865,000                            1,117,711  (h)
Consumers Energy Co.
5.15%                                     02/15/17                             55,000                               52,645  (h)
Countrywide Home Loans, Inc.
5.63%                                     05/15/07                             50,000                               50,056  (h)
CRH America, Inc.
6.00%                                     09/30/16                            290,000                              290,407
CSX Transportation, Inc.
9.75%                                     06/15/20                             21,000                               28,322  (h)
DaimlerChrysler NA Holding Corp.
4.05%                                     06/04/08                            280,000                              273,930  (h)
4.75%                                     01/15/08                            580,000                              574,473  (h)
Delhaize America, Inc.
8.13%                                     04/15/11                            290,000                              311,254
Detroit Edison Co. (Series B)
5.45%                                     02/15/35                            400,000                              371,902  (h)
Deutsche Telekom International Finance BV
3.88%                                     07/22/08                            490,000                              478,575  (h)
Devon OEI Operating Inc.
4.38%                                     10/01/07                             15,000                               14,828
Diageo Capital PLC
5.50%                                     09/30/16                            460,000                              456,157
Dominion Resources, Inc.
5.69%                                     05/15/08                            370,000                              371,514  (h,k)
Dominion Resources, Inc. (Series B)
4.13%                                     02/15/08                             90,000                               88,532  (h)
Dominion Resources, Inc. (Series G)
3.66%                                     11/15/06                             20,000                               19,957  (h,k)
Duke Capital LLC
4.33%                                     11/16/06                            230,000                              229,634  (h)
5.67%                                     08/15/14                            295,000                              292,882  (h)
8.00%                                     10/01/19                            225,000                              261,416  (h)
El Paso Electric Co.
6.00%                                     05/15/35                            365,000                              352,315  (h)
Embarq Corp.
7.08%                                     06/01/16                            490,000                              499,887
Enterprise Products Operating LP
4.00%                                     10/15/07                            350,000                              344,678  (h)
EOP Operating LP
7.00%                                     07/15/11                            415,000                              439,509  (h)
7.75%                                     11/15/07                            835,000                              856,014  (h)
FirstEnergy Corp. (Series B)
6.45%                                     11/15/11                            985,000                            1,027,528  (h)
FPL Group Capital, Inc. (Series B)
5.55%                                     02/16/08                            430,000                              430,707  (h)
Georgia Power Co.
4.88%                                     07/15/07                             65,000                               64,777  (h)
Goldman Sachs Group, Inc.
6.60%                                     01/15/12                          1,000,000                            1,056,114  (h)
Goodrich Corp.
7.10%                                     11/15/27                            240,000                              261,635  (h)
Greater Bay Bancorp
5.25%                                     03/31/08                            175,000                              174,307  (h)
GTE Corp.
6.94%                                     04/15/28                            100,000                              103,152  (h)
7.51%                                     04/01/09                            165,000                              173,011  (h)
Halliburton Co.
8.75%                                     02/15/21                            390,000                              495,299  (h)
HSBC Finance Corp.
6.50%                                     11/15/08                            625,000                              641,209  (h)
IMC Global Inc. (Series B)
10.88%                                    06/01/08                            600,000                              639,750
ING Capital Funding TR III
8.44%                                     12/29/49                            455,000                              505,613  (h,i)
ING Groep N.V.
5.78%                                     12/29/49                            595,000                              586,350  (h,i)
International Business Machines Corp.
3.80%                                     02/01/08                            100,000                               98,289  (h)
4.75%                                     11/29/12                            250,000                              244,226  (h)
iStar Financial, Inc. (REIT)
4.88%                                     01/15/09                            305,000                              301,845  (h)
7.00%                                     03/15/08                            400,000                              409,837  (h)
Kansas Gas & Electric
5.65%                                     03/29/21                            425,000                              414,430  (h)
Kimco Realty Corp. (REIT)
4.82%                                     06/01/14                            150,000                              142,530  (h)
Kinder Morgan Energy Partners LP
5.13%                                     11/15/14                             70,000                               66,397  (h)
Laboratory Corp of America Holdings
5.63%                                     12/15/15                            165,000                              163,507  (h)
Lehman Brothers Holdings, Inc.
5.00%                                     01/14/11                          1,150,000                            1,137,918  (h)
Marsh & McLennan Companies, Inc.
5.15%                                     09/15/10                            864,000                              847,506  (h)
5.64%                                     07/13/07                          1,500,000                            1,499,664  (h,i)
Merrill Lynch & Company, Inc.
6.05%                                     05/16/16                            475,000                              490,288
Midamerican Energy Holdings Co.
3.50%                                     05/15/08                            425,000                              413,240  (h)
Morgan Stanley
5.30%                                     03/01/13                            500,000                              496,985  (h)
Morgan Stanley (Series F)
6.25%                                     08/09/26                            295,000                              305,395
Motorola, Inc.
4.61%                                     11/16/07                            565,000                              560,662  (h)
MUFG Capital Finance 1 Ltd.
6.35%                                     07/25/49                            240,000                              243,197  (i)
NB Capital Trust IV
8.25%                                     04/15/27                            215,000                              225,624  (h)
Nevada Power Co. (Series A)
8.25%                                     06/01/11                            250,000                              275,227
Nevada Power Company (Series I)
6.50%                                     04/15/12                            235,000                              242,246
New Cingular Wireless Services Inc.
8.75%                                     03/01/31                            500,000                              641,001  (h)
News America, Inc.
7.25%                                     05/18/18                             50,000                               54,903  (h)
Nisource Finance Corp.
5.45%                                     09/15/20                            370,000                              341,668
Norfolk Southern Corp.
6.00%                                     04/30/08                             20,000                               20,200
Norfolk Southern Railway Co.
9.75%                                     06/15/20                             64,000                               87,045
Northeast Utilities (Series B)
3.30%                                     06/01/08                             30,000                               28,957
Northrop Grumman Corp.
4.08%                                     11/16/06                            300,000                              299,503
NorthWestern Corp.
5.88%                                     11/01/14                            200,000                              196,741
ONEOK Partners LP
5.90%                                     04/01/12                            405,000                              406,590
Pacific Bell
7.13%                                     03/15/26                             55,000                               59,131
Pacific Gas & Electric Co.
6.05%                                     03/01/34                            305,000                              306,941
Pemex Finance Ltd.
9.03%                                     02/15/11                             18,000                               19,265
Pemex Project Funding Master Trust
7.38%                                     12/15/14                          1,305,000                            1,414,281
8.63%                                     02/01/22                             60,000                               72,496
Pepco Holdings, Inc.
5.50%                                     08/15/07                            305,000                              304,929
6.03%                                     06/01/10                             40,000                               40,133  (i)
Popular North America, Inc.
4.25%                                     04/01/08                            200,000                              196,392
Procter & Gamble - ESOP (Series A)
9.36%                                     01/01/21                            177,232                              222,934
Puget Energy, Inc.
3.36%                                     06/01/08                             30,000                               29,014
Puget Sound Energy Inc.
6.27%                                     03/15/37                            205,000                              208,990
5.48%                                     06/01/35                            130,000                              118,992
Reckson Operating Partnership LP (REIT)
5.88%                                     08/15/14                             65,000                               64,857
Simon Property Group, L.P. (REIT)
4.88%                                     08/15/10                            500,000                              491,676
Smith International, Inc.
6.00%                                     06/15/16                            290,000                              296,601
Sprint Capital Corp.
6.00%                                     01/15/07                            250,000                              250,268
Standard Chartered Bank Hong Kong Ltd.
4.38%                                     12/03/14                             40,000                               38,860  (i)
Station Casinos Inc.
7.75%                                     08/15/16                            240,000                              249,000
Telecom Italia Capital S.A.
6.11%                                     07/18/11                            570,000                              565,557  (i)
Telefonos de Mexico S.A. de C.V.
4.50%                                     11/19/08                            625,000                              612,602
Teva Pharmaceutical Finance LLC
6.15%                                     02/01/36                            500,000                              481,451
The Kroger Co.
6.80%                                     12/15/18                            160,000                              167,673  (h)
The Thomson Corp.
5.50%                                     08/15/35                            165,000                              152,419
Time Warner Entertainment Co.
8.38%                                     03/15/23 - 07/15/33                 745,000                              872,523
Time Warner, Inc.
6.88%                                     05/01/12                             25,000                               26,372  (h)
TXU Electric Delivery Co.
5.00%                                     09/01/07                            140,000                              139,419
6.38%                                     05/01/12                            580,000                              598,978
Tyson Foods, Inc.
7.25%                                     10/01/06                            102,000                              102,000
Union Pacific Railroad Co.
5.87%                                     07/02/30                            245,000                              257,416
United Utilities PLC
6.45%                                     04/01/08                            125,000                              126,867
Valero Energy Corp.
3.50%                                     04/01/09                            185,000                              177,280
Verizon Pennsylvania Inc.
8.75%                                     08/15/31                            165,000                              196,203  (h)
Wells Fargo & Co.
5.25%                                     12/01/07                             90,000                               90,024
Westar Energy, Inc.
7.13%                                     08/01/09                            190,000                              197,569
Weyerhaeuser Co.
6.13%                                     03/15/07                             20,000                               20,022
Wisconsin Electric Power
3.50%                                     12/01/07                             70,000                               68,574
Wyeth
4.38%                                     03/01/08                            800,000                              789,571
                                                                                                                44,034,437

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.4%
Banc of America Commercial Mortgage Inc.
5.32%                                     10/10/11                          1,300,000                            1,306,522
Banc of America Funding Corp.
5.75%                                     03/20/36                            194,649                              194,164  (h,i)
5.86%                                     02/20/36                            346,500                              347,311  (h,i)
Banc of America Mortgage Securities
(Class B)
5.33%                                     10/25/35                            204,391                              198,581  (h,i)
5.39%                                     01/25/36                            199,504                              195,964  (h,i)
5.56%                                     02/25/36                            159,587                              157,853  (h,i)
Bank of America Alternative Loan Trust
6.50%                                     07/25/35                            252,489                              256,249  (h)
Bear Stearns Commercial Mortgage
Securities
5.58%                                     03/11/39                          1,000,000                            1,011,687  (h,i)
6.02%                                     02/14/31                             75,000                               76,192  (h)
Bear Stearns Commercial Mortgage
Securities (Class A)
5.63%                                     04/12/38                            700,000                              709,341  (h,i)
Citigroup Mortgage Loan Trust, Inc.
6.10%                                     08/25/36                            629,189                              632,925  (i)
Countrywide Alternative Loan Trust
5.97%                                     05/25/36                             74,662                               67,746  (h,i)
6.00%                                     03/25/36 - 06/25/36                 239,702                              207,022  (h)
Countrywide Alternative Loan Trust
(Class B)
6.00%                                     05/25/36 - 08/25/36                 229,502                              206,848  (h)
Countrywide Home Loan Mortgage Pass
Through Trust (Class M)
5.50%                                     12/25/35                            168,263                              163,972  (h)
Credit Suisse Mortgage Capital
Certificates
5.47%                                     09/15/39                            682,000                              686,526
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                     02/25/36                            114,207                              111,733  (h,i)
Crusade Global Trust (Class A)
5.71%                                     01/17/34                          3,142,913                            3,148,364  (h,i)
CS First Boston Mortgage Securities Corp.
5.33%                                     10/25/35                            168,731                              162,037  (h,i)
6.13%                                     04/15/37                             50,000                               52,186  (h)
DLJ Commercial Mortgage Corp.
6.24%                                     11/12/31                            228,000                              231,702  (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                     05/15/35                            454,708                              462,258  (h)
6.47%                                     04/15/34                            400,000                              417,882  (h)
GMAC Commercial Mortgage Securities,
Inc. (Class X)
5.08%                                     12/10/41                          3,843,135                               88,101  (d,h,i)
Greenwich Capital Commercial
Funding Corp.
5.12%                                     04/10/37                            500,000                              499,163  (h)
Impac CMB Trust
5.59%                                     04/25/35                            569,458                              570,524  (h,i)
Impac CMB Trust (Class A)
6.09%                                     12/25/33                            122,393                              122,450  (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                     01/25/36                             99,914                               95,717  (h,i)
Indymac INDA Mortgage Loan Trust
(Class B)
5.16%                                     01/25/36                            107,907                              107,143  (h,i)
Indymac Index Mortgage Loan Trust
5.39%                                     06/25/35                            318,017                              310,494  (h,i)
JP Morgan Chase Commercial Mortgage
Securities Corp.
6.47%                                     11/15/35                             40,000                               42,146  (h)
JP Morgan Mortgage Trust
5.41%                                     11/25/35                            612,427                              604,305  (h,i)
LB-UBS Commercial Mortgage Trust
4.06%                                     09/15/27                            108,000                              105,175  (h,i)
4.51%                                     12/15/29                            135,000                              130,875  (h)
5.09%                                     01/18/12                          4,865,756                              138,209  (d,h,i)
5.26%                                     09/15/39                          1,000,000                            1,005,000
5.37%                                     09/15/39                          1,000,000                            1,004,942
5.53%                                     03/15/32                          1,000,000                            1,014,101  (h)
5.66%                                     03/15/39                          1,000,000                            1,023,464  (h,i)
6.23%                                     03/15/26                             53,000                               54,213  (h)
LB-UBS Commercial Mortgage Trust
(Class A)
6.65%                                     11/15/27                            704,000                              743,987  (h)
LB-UBS Commercial Mortgage Trust
(Class X)
5.25%                                     09/15/39                         21,464,000                              759,315  (d,i)
Master Alternative Loans Trust
5.00%                                     08/25/18                             60,394                                9,305  (g,h)
6.50%                                     08/25/34 - 05/25/35                 550,161                              557,336  (h)
Master Alternative Loans Trust (Class 3)
6.50%                                     01/25/35                            130,203                              130,203  (h)
Medallion Trust (Class A)
5.44%                                     08/22/36                          1,967,958                            1,973,296  (h,i)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                     05/12/39                          1,000,000                            1,019,055  (i)
MLCC Mortgage Investors, Inc.
5.40%                                     02/25/36                            164,986                              161,237  (h,i)
Morgan Stanley Capital I
5.71%                                     07/20/44                            300,000                              306,856
6.53%                                     03/15/31                            282,940                              289,196  (h)
7.11%                                     04/15/33                             73,000                               76,269  (h)
Morgan Stanley Dean Witter Capital I
6.96%                                     10/15/33                             15,408                               15,541  (h)
7.20%                                     10/15/33                             50,000                               52,890  (h)
MortgageIT Trust (Class A)
5.63%                                     08/25/35                          2,997,653                            2,994,747  (h,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                     03/15/30                            500,000                              508,335  (h)
Opteum Mortgage Acceptance Corp.
5.63%                                     02/25/35                            530,370                              530,121  (i)
Residential Accredit Loans, Inc.
6.00%                                     01/25/36                            248,727                              244,252
6.04%                                     01/25/36                            109,849                              110,698  (i)
Residential Asset Securitization Trust
(Class A)
5.50%                                     05/25/35                          1,343,192                            1,339,997  (h,i)
Residential Funding Mortgage Security I
5.75%                                     01/25/36                            231,422                              226,268
Wachovia Bank Commercial Mortgage Trust
5.51%                                     03/15/45                          1,200,000                            1,212,833
5.68%                                     05/15/43                          1,000,000                            1,018,284  (i)
Wachovia Bank Commercial Mortgage Trust
(Class A)
5.77%                                     07/15/45                            700,000                              720,268
Washington Mutual Inc.
5.67%                                     01/25/45                            259,533                              259,877  (i)
Wells Fargo Mortgage Backed Securities
Trust
5.00%                                     11/25/20                            494,480                              489,525
5.35%                                     10/25/36                          1,252,015                            1,241,561  (i)
5.39%                                     08/25/35                            474,185                              460,943  (i)
5.50%                                     01/25/36 - 03/25/36                 690,029                              662,149
Wells Fargo Mortgage Backed Securities
Trust (Class B)
5.50%                                     03/25/36                            992,985                              963,148
                                                                                                                36,998,579

SOVEREIGN BONDS - 0.0%*
Government of Canada
3.38%                                     01/15/08                            500,000                              489,286

TOTAL BONDS AND NOTES                                                                                          351,348,459
(COST $351,314,544)

                                                                            NUMBER OF
                                                                               SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                              97,355                            3,374,324  (o)
Industrial Select Sector SPDR Fund                                            405,403                           13,516,136  (j,o)

TOTAL EXCHANGE TRADED FUNDS                                                                                     16,890,460
(COST $14,558,453)

                                                                  NUMBER OF CONTRACTS                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
-----------------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
IMM Euro Future Options                                                           100                               $1,875
IMM Euro Future Options                                                            40                                5,500
(COST $8,165)

PUT OPTIONS
U.S. Treasury Notes 10Yr. Futures                                                  50                                6,250
(COST $6,778)

TOTAL PURCHASED OPTIONS                                                                                             13,625
(COST $14,943)

TOTAL INVESTMENTS IN SECURITIES                                                                              1,397,628,663
(COST $1,307,714,135)

                                                                            PRINCIPAL
                                                                               AMOUNT                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 2.5%
Bear Stearns Asset Backed Securities Inc.
5.55%                                     11/25/35                         $5,000,000                           $5,008,466  (h,i)
Countrywide Asset-Backed Certificates
5.48%                                     07/25/36                          3,000,000                            3,000,081  (i)
Countrywide Asset-Backed Certificates
(Class M)
6.03%                                     06/26/33                          2,844,129                            2,848,409  (h,i)
Discover Card Master Trust I (Class A)
5.36%                                     04/16/10                          3,200,000                            3,201,456  (h,i)
GSAA Trust
5.39%                                     10/25/36                         10,000,000                            9,992,010  (i)
GSAMP Trust
5.44%                                     05/25/36                          2,901,020                            2,901,020  (b,i)
GSR Mortgage Loan Trust
5.53%                                     11/25/30                          3,761,116                            3,762,713  (h,i)
Indymac Residential Asset Backed Trust
5.45%                                     06/25/36                          7,000,000                            7,004,472  (h,i)
                                                                                                                37,718,627

CORPORATE NOTES - 0.6%
Countrywide Financial Corp.
5.45%                                     06/27/07                          5,000,000                            5,000,255  (h,i)
5.55%                                     09/02/08                          4,000,000                            4,000,148  (h,i)
                                                                                                                 9,000,403

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.5%
JP Morgan Alternative Loan Trust
5.39%                                     08/25/36                          3,703,860                            3,703,869  (i)
Residential Accredit Loans, Inc.
5.51%                                     06/25/36                          4,726,488                            4,729,941  (i)
                                                                                                                 8,433,810

TOTAL SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN                                                                              55,152,840
(COST $55,148,626)

TOTAL INVESTMENTS IN SECURITIES                                                                              1,452,781,503
(COST $1,362,862,761)

                                                                            NUMBER OF
                                                                               SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.1%
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 13.0%
GEI Short Term Investment Fund
5.49%                                                                     197,989,546                         $197,989,546 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 7.1%
GEI Short Term Investment Fund
5.49%                                                                      17,510,248                           17,510,248 (d,l)
State Street Navigator Securities
Lending Prime Portfolio
5.33%                                                                      90,581,871                           90,581,871 (d,e)
                                                                                                               108,092,119

TOTAL SHORT-TERM INVESTMENTS                                                                                   306,081,665
(COST $306,081,665)

TOTAL INVESTMENTS                                                                                            1,758,863,168
(COST $1,668,944,426)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (15.7)%                                                                                                 (238,936,455)
                                                                                                            --------------
NET ASSETS  - 100.0%                                                                                        $1,519,926,713
                                                                                                            ==============


-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------

The GEI Total Return Fund had the following written option contracts open at September 30, 2006 (unaudited):



                                              EXPIRATION DATE/         NUMBER OF
CALL OPTIONS                                     STRIKE PRICE          CONTRACTS          VALUE
------------------------------------------------------------------------------------------------
IMM Euro Future Options                          Oct 06/94.88                100        $  (625)
IMM Euro Future Options                          Nov 06/94.75                 40         (1,750)
 (Written Option Premium $2,835)


                                              EXPIRATION DATE/         NUMBER OF
PUT OPTIONS                                       STRIKE PRICE         CONTRACTS          VALUE
------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10Yr. Futures                Oct 06/106.00                50        $(1,563)
 (Written Option Premium $1,581)                                                        -------
                                                                                        $(3,938)
                                                                                        =======

The GEI Total Return Fund had the following long futures contracts open at September 30, 2006 (unaudited):

                                                                     NUMBER OF                   CURRENT              UNREALIZED
DESCRIPTION                               EXPIRATION DATE            CONTRACTS            NOTIONAL VALUE            APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures            December  2006                   203               $10,080,413                $      -
FTSE 100 Index Futures                    December  2006                    44                 4,929,130                       -
S&P 500 Index Futures                     December  2006                   179                60,206,650                 764,225
U.S. Treasury Notes 2Yr. Futures          December  2006                    55                11,247,500                  32,550
U.S. Treasury Notes 5Yr. Futures          December  2006                    20                 2,110,313                  14,320
U.S. Treasury Notes 10Yr. Futures         December  2006                    17                 1,837,063                  (1,109)
                                                                                                                        --------
                                                                                                                        $809,986
                                                                                                                        ========


GEI INCOME FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

                                                                               PRINCIPAL
                                                                                  AMOUNT                   VALUE
----------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 95.5%
----------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 29.7%
U.S. Treasury Bonds
4.50%                                     02/15/36                              $240,000             $   230,100 (j)
5.38%                                     02/15/31                                55,000                  59,440 (j)
7.13%                                     02/15/23                               160,000                 201,011 (j)
8.13%                                     08/15/19 - 08/15/21                  1,725,000               2,290,104 (j)
U.S. Treasury Inflation Indexed Bonds
2.00%                                     01/15/16                               620,349                 606,534 (m)
3.50%                                     01/15/11                             1,181,003               1,237,656 (m)
U.S. Treasury Notes
4.13%                                     08/15/08                               230,000                 227,861 (j)
4.50%                                     09/30/11                             4,270,000               4,253,723
4.88%                                     05/15/09 - 08/15/16                 25,550,000              25,782,043 (j)
                                                                                                      34,888,472

FEDERAL AGENCIES - 1.5%
Federal Farm Credit Bank
3.75%                                     01/15/09                               670,000                 653,441
Federal Home Loan Mortgage Corp.
4.75%                                     12/08/10                             1,065,000               1,057,149
                                                                                                       1,710,590

AGENCY MORTGAGE BACKED - 19.6%
Federal Home Loan Mortgage Corp.
4.50%                                     06/01/33 - 02/01/35                    301,458                 281,877
5.00%                                     07/01/35 - 10/01/35                    498,450                 479,449
5.50%                                     05/01/20                                84,096                  84,004
6.00%                                     04/01/17 - 05/01/35                  1,123,612               1,134,083
6.50%                                     01/01/27 - 09/01/36                    778,142                 793,927
7.00%                                     10/01/16 - 08/01/36                    281,144                 289,179
7.50%                                     11/01/09 - 09/01/33                     31,418                  32,363
8.00%                                     09/01/09 - 11/01/30                     30,821                  32,125
8.50%                                     04/01/30 - 05/01/30                     32,075                  34,398
Federal National Mortgage Assoc.
4.00%                                     05/01/19 - 06/01/19                    307,553                 290,495
4.50%                                     05/01/18 - 12/01/34                  1,759,386               1,689,806
5.00%                                     03/01/34 - 08/01/35                    644,348                 619,513
5.50%                                     12/01/13 - 08/01/33                    855,938                 852,041
6.00%                                     06/01/14 - 07/01/35                  1,950,214               1,962,310
6.50%                                     07/01/17 - 02/01/35                  2,455,353               2,505,017
7.00%                                     03/01/15 - 06/01/36                    860,570                 884,519
7.50%                                     12/01/09 - 03/01/34                    241,868                 249,462
8.00%                                     12/01/12 - 11/01/33                    176,450                 186,343
8.50%                                     05/01/31                                 7,381                   7,933
9.00%                                     04/01/16 - 12/01/22                     31,705                  33,549
5.00%                                     TBA                                  2,685,190               2,590,763 (c)
5.50%                                     TBA                                  4,462,810               4,453,656 (c)
6.00%                                     TBA                                  1,060,000               1,065,753 (c)
Government National Mortgage Assoc.
4.50%                                     08/15/33 - 09/15/34                    565,740                 537,368
5.13%                                     11/20/22 - 12/20/24                      8,429                   8,474 (i)
5.38%                                     02/20/23 - 02/20/26                     21,967                  22,101 (i)
6.00%                                     04/15/27 - 09/15/36                    607,571                 615,635
6.50%                                     04/15/19 - 06/15/36                    499,325                 512,333
7.00%                                     03/15/12 - 06/15/34                    231,180                 237,982
7.50%                                     11/15/31 - 10/15/33                     14,659                  15,252
8.00%                                     12/15/29 - 04/15/30                      7,506                   7,955
8.50%                                     10/15/17                                27,667                  29,474
9.00%                                     11/15/16 - 12/15/21                     67,427                  73,008
5.50%                                     TBA                                    500,000                 496,563 (c)
                                                                                                      23,108,710

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.4%
Federal Home Loan Mortgage Corp.
1.32%                                     10/15/18                               430,404                  23,552 (g,i)
1.82%                                     12/15/30                             1,097,765                  51,801 (g,i)
3.21%                                     10/15/33                               235,000                 183,554 (i)
3.97%                                     12/15/33                               150,000                 126,093 (i)
4.50%                                     04/15/13 - 03/15/19                    920,781                  92,634 (g)
4.50%                                     05/15/17 - 11/15/19                    350,000                 331,006
5.00%                                     01/15/11 - 12/01/34                  5,997,356               1,154,740 (g)
5.00%                                     05/15/20 - 02/15/35                  1,775,000               1,658,392
5.50%                                     04/15/17 - 06/15/33                    653,271                 125,199 (g)
5.50%                                     10/15/34                               235,496                 236,374
6.50%                                     02/15/21                                   176                     175
7.50%                                     01/15/16                                65,435                  67,705
7.50%                                     07/15/27                                17,086                   3,576 (g)
8.00%                                     02/01/23 - 07/01/24                      8,695                   1,836 (g)
8.25%                                     06/01/26                                60,000                  78,724 (h,k)
11.71%                                    09/25/43                             2,053,024                  24,326 (d,g,i)
Federal Home Loan Mortgage STRIPS
5.57%                                     08/01/27                                 2,086                   1,706 (d,f)
Federal National Mortgage Assoc STRIPS
(Class 1)
4.37%                                     11/01/34                               763,075                 571,857 (d,f)
Federal National Mortgage Assoc STRIPS
(Class 2)
7.50%                                     11/01/23                                52,006                  13,359 (g)
8.00%                                     08/01/23 - 07/01/24                     18,420                   4,171 (g)
8.50%                                     07/25/22 - 07/25/22                        891                     186 (g)
9.00%                                     05/25/22                                   570                     138 (g)
Federal National Mortgage Assoc.
1.19%                                     12/25/42                               141,245                   3,046 (g,i)
1.67%                                     10/25/29                               565,051                  32,607 (g,i)
1.77%                                     12/25/30                               557,702                  27,473 (g,i)
2.17%                                     05/25/18                               970,823                  64,948 (g,i)
2.27%                                     09/25/42                             1,501,826                  65,705 (g,i)
2.32%                                     04/25/17 - 10/25/17                  1,245,985                  78,363 (g,i)
2.37%                                     08/25/16                               379,288                  18,357 (g,i)
2.77%                                     06/25/42                               502,552                  30,662 (g,i)
3.54%                                     09/25/31                               370,732                 344,734 (i)
4.00%                                     02/25/28                                33,733                  33,000
4.50%                                     05/25/18                               163,351                  14,727 (g)
4.50%                                     12/25/19                               125,000                 115,043
4.75%                                     11/25/14                                93,512                   6,201 (g)
5.00%                                     08/25/17 - 02/25/32                    254,027                  27,547 (g)
5.00%                                     03/25/35                               175,000                 162,041
5.50%                                     07/25/34 - 02/25/35                    473,091                 474,063 (h)
5.75%                                     02/25/35                               250,000                 253,058
6.00%                                     12/25/34                               175,000                 179,153
6.50%                                     12/25/34                                97,070                  98,969
8.00%                                     07/25/14                               189,506                 192,674
Federal National Mortgage Assoc.
(Class S)
1.77%                                     02/25/31                               525,390                  24,770 (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                     11/25/13                               319,447                  13,370 (g)
4.88%                                     03/25/31                               509,830                 499,431 (i)
5.00%                                     10/25/22                               147,252                  24,044 (g)
7.00%                                     09/25/20                                 1,106                   1,120
Federal National Mortgage Assoc. REMIC
(Class B)
5.24%                                     12/25/22                                   555                     455 (d,f)
Federal National Mortgage Assoc. REMIC
(Class J)
1080.91%                                  03/25/22                                    12                     149 (g)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%                                  05/25/22                                    12                     362 (g)
                                                                                                       7,537,176

ASSET BACKED - 2.9%
Bank One Issuance Trust
3.59%                                     05/17/10                                85,000                  83,756
Capital One Master Trust (Class C)
6.70%                                     06/15/11                               200,000                 204,812 (b,h)
Carmax Auto Owner Trust
4.35%                                     03/15/10                               131,000                 129,308
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.61%                                     02/25/33                                75,075                  75,202 (h,i)
5.75%                                     05/25/32                                32,000                  31,069 (h)
Citibank Credit Card Issuance Trust
4.45%                                     04/07/10                               274,000                 270,277
Countrywide Asset-Backed Certificates
5.76%                                     05/25/33                                25,701                  25,729 (h,i)
Countrywide Home Equity Loan Trust
(Class A)
5.56%                                     07/15/27                                95,684                  95,693 (h,i)
GSAA Trust
5.39%                                     10/25/36                             2,000,000               1,998,402 (i)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                     10/15/10                               146,000                 143,750
Mid-State Trust
7.54%                                     07/01/35                                 2,884                   2,996 (h)
Peco Energy Transition Trust
6.52%                                     12/31/10                               192,000                 201,481 (h)
Residential Asset Securities Corp.
5.58%                                     07/25/32                                14,026                  14,030 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                     10/20/10                                88,000                  86,920
Wells Fargo Home Equity Trust
3.97%                                     09/25/24                                77,000                  75,380 (h,i)
                                                                                                       3,438,805

CORPORATE NOTES - 25.0%
Abbey National PLC
7.95%                                     10/26/29                               200,000                 249,480 (h)
Abbott Laboratories
5.88%                                     05/15/16                               255,000                 264,335
AGL Capital Corp.
7.13%                                     01/14/11                               110,000                 116,752
Allegiance Corp.
7.00%                                     10/15/26                               210,000                 223,615 (h)
Allied Waste North America, Inc.
8.50%                                     12/01/08                               350,000                 366,625
Allstate Life Global Funding Trusts
3.85%                                     01/25/08                               165,000                 162,150 (h)
Altria Group, Inc.
7.20%                                     02/01/07                               125,000                 125,448 (h)
American Electric Power Company, Inc.
(Series D)
5.25%                                     06/01/15                                90,000                  87,663 (h)
American General Corp.
7.50%                                     08/11/10                               130,000                 139,927 (h)
Appalachian Power Co. (Series G)
3.60%                                     05/15/08                               150,000                 145,943 (h)
Appalachian Power Co. (Series K)
5.00%                                     06/01/17                               110,000                 103,217 (h)
Archer-Daniels-Midland Co.
7.00%                                     02/01/31                               110,000                 126,896 (h)
Arizona Public Service Co.
6.25%                                     08/01/16                               165,000                 168,241
AT&T, Inc.
4.13%                                     09/15/09                               220,000                 213,023
5.88%                                     08/15/12                               110,000                 111,974
AvalonBay Communities, Inc. (REIT)
5.75%                                     09/15/16                               110,000                 111,067
BAC CAP TRUST V
5.63%                                     03/08/35                               180,000                 167,326 (h)
Banco BMG S.A.
9.15%                                     01/15/16                               115,000                 115,288 (b,h)
Banco Mercantil del Norte S.A.
5.88%                                     02/17/14                               225,000                 226,125 (b,h,i)
Banco Santander Chile
5.38%                                     12/09/14                               215,000                 211,661 (b,h)
Bank of America Corp.
5.75%                                     08/15/16                               130,000                 132,326
Barclays Bank PLC
5.93%                                     12/31/49                               115,000                 114,976 (b,i)
BellSouth Corp.
4.20%                                     09/15/09                               100,000                  96,978
6.55%                                     06/15/34                               185,000                 185,875 (h)
BJ Services Co.
5.75%                                     06/01/11                               165,000                 166,496
BNP US Funding LLC (Series A)
7.74%                                     12/31/49                                80,000                  81,884 (b,h,i)
Boyd Gaming Corp.
7.13%                                     02/01/16                               145,000                 140,288 (h)
Braskem S.A.
8.00%                                     01/26/17                               110,000                 110,165 (b)
British Telecommunications PLC
8.38%                                     12/15/10                                65,000                  72,816
Burlington Northern Santa Fe Corp.
8.13%                                     04/15/20                               100,000                 122,333 (h)
Campbell Soup Co.
5.50%                                     03/15/07                               160,000                 160,115 (h)
Capital One Bank
6.50%                                     06/13/13                                75,000                  78,415 (h)
Capital One Financial Corp.
8.75%                                     02/01/07                               170,000                 171,738 (h)
Carolina Power & Light Co.
5.15%                                     04/01/15                                80,000                  78,210 (h)
5.70%                                     04/01/35                                45,000                  43,669 (h)
6.13%                                     09/15/33                               235,000                 241,567 (h)
CBS Corp.
5.63%                                     05/01/07                               200,000                 200,151
CCSA Finance Ltd.
7.88%                                     05/17/16                               100,000                 100,500 (b)
Clear Channel Communications, Inc.
4.63%                                     01/15/08                               255,000                 251,713 (h)
CNA Financial Corp.
6.00%                                     08/15/11                               165,000                 167,311
Comcast Cable Communications Holdings,
Inc.
9.46%                                     11/15/22                               155,000                 200,283 (h)
Commonwealth Bank of Australia
6.02%                                     03/29/49                               160,000                 159,890 (b,i)
Consumers Energy Co.
5.15%                                     02/15/17                               125,000                 119,648 (h)
Corp Andina de Fomento
5.75%                                     01/12/17                               120,000                 120,824
Cosan S.A. Industria e Comercio
8.25%                                     02/28/49                               140,000                 132,650 (b,h)
Cosipa Commercial Ltd.
8.25%                                     06/14/16                               115,000                 121,613 (b)
Countrywide Home Loans, Inc.
5.63%                                     05/15/07                               100,000                 100,113 (h)
COX Communications, Inc.
5.45%                                     12/15/14                               200,000                 193,040 (h)
CRH America, Inc.
6.00%                                     09/30/16                               110,000                 110,154
Crown Americas LLC and Crown Americas
Capital Corp.
7.75%                                     11/15/15                               395,000                 399,938
CSC Holdings, Inc.
7.88%                                     12/15/07                               230,000                 233,450
CSX Transportation, Inc.
9.75%                                     06/15/20                               105,000                 141,608 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                     06/04/08                               110,000                 107,615 (h)
DBS Bank Ltd.
5.00%                                     11/15/19                               235,000                 225,256 (b,h,i)
Delhaize America, Inc.
8.13%                                     04/15/11                               110,000                 118,062
Detroit Edison Co. (Series B)
5.45%                                     02/15/35                               190,000                 176,653 (h)
Deutsche Bank Capital Funding Trust VII
5.63%                                     01/19/49                               100,000                  97,499 (b,h,i)
Devon OEI Operating Inc.
4.38%                                     10/01/07                                75,000                  74,140 (h)
Diageo Capital PLC
5.50%                                     09/30/16                               165,000                 163,622
Dominion Resources, Inc.
5.69%                                     05/15/08                               165,000                 165,675 (h,k)
Dominion Resources, Inc. (Series B)
4.13%                                     02/15/08                               130,000                 127,880 (h)
Duke Capital LLC
4.33%                                     11/16/06                               135,000                 134,785 (h)
5.67%                                     08/15/14                                50,000                  49,641 (h)
Echostar DBS Corp.
7.00%                                     10/01/13                               155,000                 151,513 (b)
7.13%                                     02/01/16                               305,000                 294,706 (b,h)
El Paso Corp.
7.63%                                     09/01/08                               160,000                 163,800
El Paso Electric Co.
6.00%                                     05/15/35                               165,000                 159,266 (h)
El Paso Production Holding Company
7.75%                                     06/01/13                               230,000                 235,175
Embarq Corp.
7.08%                                     06/01/16                               165,000                 168,329
Empresa Energetica de Sergipe and
Sociedade Anonima de Eletrificaao da
Paraiba
10.50%                                    07/19/13                               115,000                 118,594 (b)
Enterprise Products Operating LP
4.00%                                     10/15/07                               160,000                 157,567 (h)
EOP Operating LP
7.75%                                     11/15/07                               190,000                 194,782 (h)
Federated Department Stores, Inc.
6.90%                                     04/01/29                               125,000                 127,709
FirstEnergy Corp. (Series B)
6.45%                                     11/15/11                               225,000                 234,715 (h)
Forest Oil Corp.
8.00%                                     06/15/08                               275,000                 282,219
FPL Group Capital, Inc. (Series B)
5.55%                                     02/16/08                               220,000                 220,362 (h)
Georgia Power Co.
4.88%                                     07/15/07                               200,000                 199,314 (h)
Goodrich Corp.
7.10%                                     11/15/27                               185,000                 201,677 (h)
Greater Bay Bancorp
5.25%                                     03/31/08                               265,000                 263,951 (h)
GS Caltex Corp.
5.50%                                     10/15/15                               170,000                 167,469 (b,h)
GTE Corp.
6.94%                                     04/15/28                               240,000                 247,566 (h)
Halliburton Co.
8.75%                                     02/15/21                               150,000                 190,500 (h)
HSBC Capital Funding LP (Series 1)
9.55%                                     12/31/49                                65,000                  73,774 (b,h,i)
Hutchison Whampoa Finance CI Ltd.
(Series C)
7.50%                                     08/01/27                               285,000                 326,359 (b)
IBM Canada Credit Services Co.
3.75%                                     11/30/07                                95,000                  93,280 (b,h)
IIRSA Norte Finance Ltd.
8.75%                                     05/30/24                               140,000                 143,500 (b)
IMC Global Inc. (Series B)
10.88%                                    06/01/08                               230,000                 245,238
ING Capital Funding TR III
8.44%                                     12/29/49                                55,000                  61,118 (h,i)
ING Groep N.V.
5.78%                                     12/29/49                               275,000                 271,002 (h,i)
International Business Machines Corp.
3.80%                                     02/01/08                               115,000                 113,033 (h)
iStar Financial, Inc. (REIT)
4.88%                                     01/15/09                                55,000                  54,431 (h)
7.00%                                     03/15/08                                40,000                  40,984 (h)
JBS S.A.
10.50%                                    08/04/16                               100,000                 101,250 (b)
Kansas Gas & Electric
5.65%                                     03/29/21                               105,000                 102,389 (h)
Kimco Realty Corp. (REIT)
4.82%                                     06/01/14                               110,000                 104,522 (h)
Kinder Morgan Energy Partners LP
5.13%                                     11/15/14                               155,000                 147,023 (h)
Kraft Foods, Inc.
5.25%                                     06/01/07                               100,000                  99,833 (h)
L-3 Communications Corp.
6.38%                                     10/15/15                               165,000                 160,463 (h)
Laboratory Corp of America Holdings
5.63%                                     12/15/15                               110,000                 109,005 (h)
Landsbanki Islands
6.10%                                     08/25/11                               110,000                 111,152 (b)
Lucent Technologies Inc.
5.50%                                     11/15/08                               230,000                 226,550
Lyondell Chemical Company
8.25%                                     09/15/16                               220,000                 223,300
MacDermid, Inc.
9.13%                                     07/15/11                               275,000                 286,688 (h)
Marsh & McLennan Companies, Inc.
5.15%                                     09/15/10                               170,000                 166,755 (h)
Mediacom Broadband LLC
8.50%                                     10/15/15                               230,000                 228,563 (b)
Merrill Lynch & Company, Inc.
6.05%                                     05/16/16                               185,000                 190,954
MGM Mirage
5.88%                                     02/27/14                               495,000                 458,494 (h)
Midamerican Energy Holdings Co.
3.50%                                     05/15/08                               200,000                 194,466 (h)
6.13%                                     04/01/36                               115,000                 116,149 (b,h)
Mohegan Tribal Gaming Authority
8.00%                                     04/01/12                               270,000                 279,450 (h)
Morgan Stanley (Series F)
6.25%                                     08/09/26                               130,000                 134,581
Motorola, Inc.
4.61%                                     11/16/07                               135,000                 133,963 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                     07/25/49                               100,000                 101,332 (i)
NAK Naftogaz Ukrainy
8.13%                                     09/30/09                               100,000                  96,717
National Power Corp.
9.63%                                     05/15/28                               145,000                 167,269
NB Capital Trust IV
8.25%                                     04/15/27                               110,000                 115,435 (h)
Nelnet, Inc.
5.13%                                     06/01/10                               205,000                 200,504 (h)
Nevada Power Company (Series N)
6.65%                                     04/01/36                                75,000                  77,513 (b)
New Cingular Wireless Services Inc.
8.75%                                     03/01/31                               220,000                 282,040 (h)
News America, Inc.
7.25%                                     05/18/18                               110,000                 120,786 (h)
Nisource Finance Corp.
5.45%                                     09/15/20                               165,000                 152,365
Norfolk Southern Railway Co.
9.75%                                     06/15/20                               170,000                 231,213 (h)
Northeast Utilities (Series B)
3.30%                                     06/01/08                               235,000                 226,832 (h)
Northern States Power Co.
6.25%                                     06/01/36                                65,000                  68,997
Northrop Grumman Corp.
4.08%                                     11/16/06                                70,000                  69,884 (h)
NorthWestern Corp.
5.88%                                     11/01/14                                85,000                  83,615
Ohio Power Co. (Series E)
6.60%                                     02/15/33                                65,000                  69,035 (h)
ONEOK Partners LP
5.90%                                     04/01/12                               110,000                 110,432
Owens Brockway Glass Container Inc.
6.75%                                     12/01/14                               115,000                 109,250 (h)
Pacific Bell
7.13%                                     03/15/26                                85,000                  91,384
Pacific Gas & Electric Co.
6.05%                                     03/01/34                                95,000                  95,604 (h)
Pan American Energy LLC. (Series 4)
7.75%                                     02/09/12                               100,000                  99,750 (b)
PanAmSat Corp.
9.00%                                     08/15/14                               320,000                 330,400 (h)
Pemex Finance Ltd.
9.69%                                     08/15/09                               162,000                 175,410 (h)
Pemex Project Funding Master Trust
6.13%                                     08/15/08                               265,000                 267,027 (h)
7.38%                                     12/15/14                                30,000                  32,512 (h)
Pepco Holdings, Inc.
6.03%                                     06/01/10                                45,000                  45,150 (h,i)
Petrobras International Finance Company
6.13%                                     10/06/16                                70,000                  69,690
Pioneer Natural Resources Co.
6.88%                                     05/01/18                               230,000                 229,838
Plains All American Pipeline, LP
6.70%                                     05/15/36                               115,000                 120,143 (b)
Popular North America, Inc.
4.25%                                     04/01/08                               100,000                  98,196
Potomac Edison Co.
5.35%                                     11/15/14                                95,000                  93,383 (h)
Procter & Gamble - ESOP (Series A)
9.36%                                     01/01/21                               300,309                 377,750 (h)
Prudential Holdings LLC (Series C)
8.70%                                     12/18/23                               170,000                 216,774
Puget Energy, Inc.
3.36%                                     06/01/08                               125,000                 120,890 (h)
Puget Sound Energy Inc.
6.27%                                     03/15/37                                65,000                  66,265
5.48%                                     06/01/35                               110,000                 100,686 (h)
Qwest Capital Funding Inc.
6.38%                                     07/15/08                               400,000                 400,500
Rabobank Capital Funding Trust
5.25%                                     12/29/49                               130,000                 125,480 (b,i)
Reckson Operating Partnership LP (REIT)
5.88%                                     08/15/14                               140,000                 139,692 (h)
Resona Bank Ltd.
5.85%                                     09/29/49                               215,000                 210,193 (b,i)
Rogers Cable Inc.
5.50%                                     03/15/14                               250,000                 235,000
Rouse Company LP (REIT)
6.75%                                     05/01/13                               165,000                 164,893 (b)
RSHB Capital S.A.
7.18%                                     05/16/13                               145,000                 150,800 (b)
Simon Property Group, L.P. (REIT)
4.60%                                     06/15/10                               115,000                 112,221
4.88%                                     08/15/10                               150,000                 147,503
Smith International, Inc.
6.00%                                     06/15/16                               110,000                 112,504
Southern Copper Corp.
7.50%                                     07/27/35                               280,000                 293,052
Sprint Capital Corp.
6.00%                                     01/15/07                               290,000                 290,311
Standard Chartered Bank Hong Kong Ltd.
4.38%                                     12/03/14                               130,000                 126,295 (i)
Station Casinos Inc.
7.75%                                     08/15/16                                90,000                  93,375
Stewart Enterprises, Inc.
6.25%                                     02/15/13                               350,000                 323,750
Telecom Italia Capital S.A.
6.11%                                     07/18/11                               220,000                 218,285 (i)
Telefonos de Mexico S.A. de C.V.
4.50%                                     11/19/08                               125,000                 122,520
8.75%                                     01/31/16                             1,500,000                 133,758
Teva Pharmaceutical Finance LLC
6.15%                                     02/01/36                               115,000                 110,734
The Kroger Co.
6.80%                                     12/15/18                               110,000                 115,275 (h)
The Thomson Corp.
5.50%                                     08/15/35                               115,000                 106,231
Time Warner Entertainment Co.
8.38%                                     03/15/23 - 07/15/33                    270,000                 315,649
TNK-BP Finance S.A.
7.50%                                     07/18/16                               100,000                 104,472 (b)
TXU Electric Delivery Co.
5.00%                                     09/01/07                               115,000                 114,522 (h)
Tyson Foods, Inc.
7.25%                                     10/01/06                                 6,000                   6,000
Union Pacific Railroad Co.
5.87%                                     07/02/30                               110,000                 115,574
United Overseas Bank Ltd.
4.50%                                     07/02/13                               220,000                 207,689 (b)
Vale Overseas Ltd.
8.25%                                     01/17/34                               145,000                 164,575
Valero Energy Corp.
3.50%                                     04/01/09                               180,000                 172,488
Verizon Pennsylvania Inc.
8.75%                                     08/15/31                               110,000                 130,802 (h)
VTB Capital S.A.
6.14%                                     09/21/07                               220,000                 221,005 (b,i)
Westar Energy, Inc.
5.15%                                     01/01/17                                90,000                  85,769
7.13%                                     08/01/09                                60,000                  62,390
Westfield Capital Corporation Ltd.
4.38%                                     11/15/10                               175,000                 168,771 (b)
Weyerhaeuser Co.
6.13%                                     03/15/07                                74,000                  74,082
Williams Partners LP
7.50%                                     06/15/11                               175,000                 175,438 (b)
Wisconsin Electric Power
3.50%                                     12/01/07                               160,000                 156,740
Wyeth
4.38%                                     03/01/08                               100,000                  98,696
                                                                                                      29,426,909

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.8%
Banc of America Commercial
Mortgage Inc.
5.32%                                     10/10/11                               148,000                 148,743
Banc of America Funding Corp.
5.75%                                     03/20/36                                69,874                  69,700 (h,i)
5.86%                                     02/20/36                               174,748                 175,157 (h,i)
Banc of America Mortgage Securities
(Class B)
5.39%                                     01/25/36                                74,814                  73,450 (h,i)
Bank of America Alternative Loan Trust
6.50%                                     07/25/35                                84,163                  85,416 (h)
Bear Stearns Commercial Mortgage
Securities
6.02%                                     02/14/31                               300,000                 304,768 (h)
CalSTRS Trust
4.13%                                     11/20/12                               529,000                 522,183 (b,h)
Countrywide Alternative Loan Trust
5.97%                                     05/25/36                                24,888                  22,582 (i)
6.00%                                     03/25/36 - 06/25/36                     79,904                  69,046
Countrywide Alternative Loan Trust
(Class B)
6.00%                                     05/25/36 - 08/25/36                     64,853                  57,649
Countrywide Home Loan Mortgage Pass
Through Trust (Class M)
5.50%                                     12/25/35                                74,234                  72,341 (h)
Credit Suisse Mortgage Capital
Certificates
5.47%                                     09/15/39                               217,000                 218,440
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                     02/25/36                                39,724                  38,864 (h,i)
Crusade Global Trust (Class A)
5.58%                                     09/18/34                               137,832                 138,143 (h,i)
CS First Boston Mortgage Securities Corp.
5.16%                                     07/15/37                             2,517,041                  70,121 (b,d,h,i)
1.69%                                     03/15/35                             3,704,291                 141,068 (b,h,i)
5.33%                                     10/25/35                                74,440                  71,487 (h,i)
6.13%                                     04/15/37                               175,000                 182,651 (h)
First Union-Lehman Brothers-Bank of
America
6.56%                                     11/18/35                               138,667                 140,536 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                     05/15/35                               328,299                 333,751 (h)
6.47%                                     04/15/34                               159,000                 166,108 (h)
GMAC Commercial Mortgage Securities,
Inc. (Class X)
5.08%                                     12/10/41                             4,396,097                 100,777 (d,h,i)
Greenwich Capital Commercial Funding
Corp.
5.12%                                     04/10/37                               301,000                 300,496 (h)
Indymac INDA Mortgage Loan Trust
5.16%                                     01/25/36                                99,914                  95,717 (h,i)
Indymac INDA Mortgage Loan Trust
(Class B)
5.16%                                     01/25/36                                99,914                  99,206 (h,i)
Indymac Index Mortgage Loan Trust
5.39%                                     06/25/35                               118,263                 115,465 (h,i)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.29%                                     01/12/39                             2,711,739                  98,887 (b,h,i)
6.47%                                     11/15/35                               190,000                 200,195 (h)
JP Morgan Mortgage Trust
5.41%                                     11/25/35                               249,682                 246,371 (h,i)
LB-UBS Commercial Mortgage Trust
4.06%                                     09/15/27                               495,000                 482,053 (h,i)
4.51%                                     12/15/29                               163,000                 158,019 (h)
4.63%                                     03/15/34                               559,328                   7,801 (b,d,h,i)
5.09%                                     01/18/12                             3,432,304                  97,493 (d,h,i)
5.26%                                     09/15/39                               150,000                 150,750
5.37%                                     09/15/39                               600,000                 602,966
6.17%                                     10/15/35                               828,749                  35,508 (b,d,h,i)
6.23%                                     03/15/26                               130,000                 132,975 (h)
7.16%                                     02/15/40                             2,724,258                  58,485 (b,d,h,i)
7.80%                                     03/15/36                             3,228,693                  91,150 (b,d,h,i)
LB-UBS Commercial Mortgage Trust
(Class A)
6.13%                                     12/15/30                               172,000                 179,069 (h)
6.65%                                     11/15/27                               144,000                 152,179 (h)
LB-UBS Commercial Mortgage Trust
(Class B)
6.65%                                     07/14/16                                34,000                  36,025 (b,h)
LB-UBS Commercial Mortgage Trust
(Class X)
5.25%                                     09/15/39                             6,830,000                 241,619 (d,i)
Master Alternative Loans Trust
5.00%                                     08/25/18                               193,262                  29,774 (g,h)
6.50%                                     08/25/34 - 05/25/35                    547,529                 553,878 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                     01/25/35                               148,803                 148,803 (h)
MLCC Mortgage Investors, Inc.
5.40%                                     02/25/36                                59,995                  58,632 (h,i)
Morgan Stanley Capital I
5.71%                                     07/20/44                               100,000                 102,285
7.11%                                     04/15/33                               513,000                 535,976 (h)
Morgan Stanley Dean Witter Capital I
4.26%                                     04/15/34                               497,636                   9,066 (b,d,h,i)
4.53%                                     10/15/35                               772,261                  13,382 (b,d,h,i)
7.20%                                     10/15/33                               199,000                 210,500 (h)
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                     10/15/35                               150,000                 157,683 (h)
6.54%                                     02/15/31                                27,260                  28,031 (h)
Morgan Stanley Dean Witter Capital I
(Class X)
1.42%                                     02/01/31                               329,693                  14,088 (b,h,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                     03/15/30                               500,000                 508,335 (h)
Residential Funding Mortgage Security I
5.75%                                     01/25/36                               198,646                 194,046 (h)
Wachovia Bank Commercial Mortgage Trust
(Class A)
5.77%                                     07/15/45                               203,000                 208,878
Wells Fargo Mortgage Backed Securities
Trust
5.00%                                     11/25/20                               201,455                 199,436
5.35%                                     10/25/36                               368,315                 365,240 (i)
5.39%                                     08/25/35                               106,592                 104,244 (i)
5.50%                                     01/25/36                               149,998                 143,847
                                                                                                      10,371,534

SOVEREIGN BONDS - 1.6%
Government of Argentina
1.33%                                     12/31/38                               145,000                  63,075 (j,k)
7.00%                                     09/12/13                                85,000                  78,935
Government of Bahamas
6.63%                                     05/15/33                               125,000                 141,928 (b,h)
Government of Brazil
8.25%                                     01/20/34                               145,000                 166,750
8.88%                                     10/14/19                               145,000                 171,970
12.50%                                    01/05/16                               280,000                 129,295
Government of Colombia
7.38%                                     09/18/37                               140,000                 141,750
8.13%                                     05/21/24                               125,000                 137,500
12.00%                                    10/22/15                            34,000,000                  16,383
Government of Panama
7.25%                                     03/15/15                                10,000                  10,675
Government of Philippine
7.75%                                     01/14/31                               140,000                 146,125
9.38%                                     01/18/17                               140,000                 165,200
Government of Turkey
7.38%                                     02/05/25                               140,000                 138,250
9.50%                                     01/15/14                               205,000                 233,188
Government of Uruguay
8.00%                                     11/18/22                               100,000                 105,500
                                                                                                       1,846,524

TOTAL BONDS AND NOTES                                                                                112,328,720
 (COST $114,683,540)

                                                                     NUMBER OF CONTRACTS                   VALUE
----------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
----------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
IMM Euro Future Options                                                               20                  $2,750
IMM Euro Future Options                                                               50                     938
 (COST $4,083)

PUT OPTIONS
U.S. Treasury Notes 10Yr. Futures                                                     80                  10,000
 (COST $12,564)

TOTAL PURCHASED OPTIONS                                                                                   13,688
 (COST $16,647)

                                                                               PRINCIPAL
                                                                                  AMOUNT                   VALUE
----------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 19.6%
----------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 13.1%
Bear Stearns Asset Backed Securities Inc.
5.55%                                     11/25/35                            $2,000,000              $2,003,386 (h,i)
Countrywide Asset-Backed Certificates
5.48%                                     07/25/36                             1,000,000               1,000,027 (i)
Fleet Home Equity Loan Trust (Class A)
5.58%                                     01/20/33                               397,320                 397,812 (h,i)
Ford Credit Floorplan Master Owner Trust
(Class A)
5.37%                                     07/15/09                             2,500,000               2,498,831 (i)
RAAC Series (Class A)
5.50%                                     08/25/36                             4,353,000               4,354,149 (i)
Residential Asset Mortgage Products, Inc.
5.53%                                     04/25/35                             5,000,000               5,008,625 (h,i)
5.66%                                     12/25/33                                83,933                  84,170 (h,i)
Residential Asset Mortgage Products,
Inc. (Class A)
5.61%                                     06/25/32                                37,035                  37,047 (h,i)
                                                                                                      15,384,047

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.5%
Bear Stearns Commercial Mortgage
Securities (Class C)
5.71%                                     08/03/14                             1,000,000               1,000,000 (b,h,i)
Granite Mortgages PLC (Class 1)
5.26%                                     01/20/43                               756,540                 757,452 (h,i)
JP Morgan Alternative Loan Trust
5.39%                                     08/25/36                             2,777,895               2,777,902 (i)
Puma Finance Ltd. (Class A)
5.70%                                     10/11/34                               225,814                 226,073 (h,i)
Residential Accredit Loans, Inc.
5.51%                                     06/25/36                             2,835,893               2,837,965 (i)
                                                                                                       7,599,392

TOTAL SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN                                                                    22,983,439
 (COST $22,967,595)

TOTAL INVESTMENT IN SECURITIES                                                                       135,325,847
 (COST $137,667,782)

                                                                        NUMBER OF SHARES                   VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 19.4%
----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 11.8%
GEI Short Term Investment Fund
5.49%                                                                         13,916,442             $13,916,442 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 7.6%
GEI Short Term Investment Fund
5.49%                                                                          8,919,649               8,919,649 (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                                          22,836,091
 (COST $22,836,091)

TOTAL INVESTMENTS                                                                                    158,161,938
 (COST $160,503,873)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (34.5)%                                                                                        (40,521,521)
                                                                                                    ------------
NET ASSETS - 100.0%                                                                                 $117,640,417
                                                                                                    ============


----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------

The GEI Income Fund had the following written option contracts open at September
30, 2006 (unaudited):


                                        EXPIRATION DATE/              NUMBER OF
CALL OPTIONS                                STRIKE PRICE              CONTRACTS                      VALUE
-----------------------------------------------------------------------------------------------------------
IMM Euro Future Options                     Oct 06/94.88                     50                     $(313)
IMM Euro Future Options                     Nov 06/94.75                     20                      (875)
 (Written Option Premium $1,418)

                                       EXPIRATION DATE/               NUMBER OF
PUT OPTIONS                                STRIKE PRICE               CONTRACTS                     VALUE
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10Yr. Futures         Oct 06/106.00                      80                   $(2,500)
 (Written Option Premium $3,218)                                                                  -------
                                                                                                  $(3,688)
                                                                                                  =======

The GEI Income Fund had the following long futures contracts open at September
30, 2006 (unaudited):

                                                                     NUMBER OF                CURRENT               UNREALIZED
DESCRIPTION                               EXPIRATION DATE            CONTRACTS         NOTIONAL VALUE             APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2Yr. Futures          December  2006                    15             $3,067,500                  $ 8,877
U.S. Treasury Notes 5Yr. Futures          December  2006                    45              4,748,203                   32,220
U.S. Treasury Notes 10Yr. Futures         December  2006                     8                864,500                     (522)
                                                                                                                       -------
                                                                                                                       $40,575
                                                                                                                       =======


GEI REAL ESTATE SECURITIES

SCHEDULE OF INVESTMENTS -  SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        NUMBER OF SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.8%
--------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED - 7.7%
Cousins Properties, Inc.                                                          96,620                    $  3,305,370
Spirit Finance Corp.                                                             103,000                       1,195,830
Vornado Realty Trust                                                              71,650                       7,809,850
                                                                                                              12,311,050

FREESTANDING - 1.6%
Realty Income Corp.                                                              104,150                       2,573,546

HEALTHCARE - 1.8%
Nationwide Health Properties Inc.                                                 90,030                       2,407,402
Windrose Medical Properties Trust                                                 28,100                         496,808
                                                                                                               2,904,210

HOTEL - 4.5%
Host Hotels & Resorts Inc.                                                       104,318                       2,392,012
Strategic Hotels & Resorts, Inc.                                                  84,270                       1,675,288
Sunstone Hotel Investors, Inc.                                                   105,370                       3,131,596
                                                                                                               7,198,896

INDUSTRIAL - 8.0%
AMB Property Corp.                                                                28,510                       1,571,186
First Potomac Realty Trust                                                        55,340                       1,672,375
Prologis                                                                         165,470                       9,441,718
                                                                                                              12,685,279

MULTIFAMILY - 21.1%
American Campus Communities, Inc.                                                 53,130                       1,355,346
Apartment Investment & Management Co. (Class A)                                   75,720                       4,119,925
Archstone-Smith Trust                                                            119,337                       6,496,706
AvalonBay Communities, Inc.                                                       67,360                       8,110,144
Camden Property Trust                                                             23,989                       1,823,404
Equity Residential                                                                80,900                       4,091,922
Essex Property Trust, Inc.                                                        46,030                       5,588,042
Post Properties, Inc.                                                             40,820                       1,939,766
                                                                                                              33,525,255

OFFICE - 21.9%
Alexandria Real Estate Equities, Inc.                                             63,630                       5,968,494
Boston Properties, Inc.                                                           76,230                       7,877,608
Brandywine Realty Trust                                                           18,870                         614,218
Equity Office Properties Trust                                                   154,790                       6,154,450
Glenborough Realty Trust Inc.                                                      9,820                         252,669
Highwoods Properties, Inc.                                                        79,450                       2,956,335
Kilroy Realty Corp.                                                               58,090                       4,376,501
Reckson Associates Realty Corp.                                                   44,450                       1,902,460
SL Green Realty Corp.                                                             42,090                       4,701,453
                                                                                                              34,804,188

OFFICE/INDUSTRIAL - 2.6%
Liberty Property Trust                                                            85,230                       4,073,142


REGIONAL MALLS - 12.2%
General Growth Properties, Inc.                                                  100,980                       4,811,697
Simon Property Group, Inc.                                                       120,160                      10,888,899
Taubman Centers, Inc.                                                             73,040                       3,244,437
The Mills Corp.                                                                   24,070                         402,210
                                                                                                              19,347,243

SELF STORAGE - 3.0%
Extra Space Storage, Inc.                                                        109,360                       1,893,022
Public Storage, Inc.                                                              34,320                       2,951,177
                                                                                                               4,844,199

SHOPPING CENTERS - 10.0%
Federal Realty Investment Trust                                                   63,910                       4,748,513
Kimco Realty Corp.                                                               146,810                       6,293,745
Pan Pacific Retail Properties, Inc.                                               28,150                       1,954,173
Regency Centers Corp.                                                             42,520                       2,923,675
                                                                                                              15,920,106

SPECIALTY - 2.4%
American Financial Realty Trust                                                  138,870                       1,549,789
Digital Realty Trust, Inc.                                                        73,600                       2,305,152
                                                                                                               3,854,941

TOTAL COMMON STOCK (REIT)                                                                                    154,042,055
(COST $122,712,121)

--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK  -1.8%
--------------------------------------------------------------------------------------------------------------------------

Starwood Hotels & Resorts Worldwide, Inc.                                         51,030                       2,918,406
(COST $2,711,290)

TOTAL INVESTMENTS IN SECURITIES                                                                              156,960,461
(COST $125,423,411)

--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.4%
--------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS
GEI Short Term Investment Fund
5.49%                                                                          2,147,242                       2,147,242 (d,l)
(COST $2,147,242)

TOTAL INVESTMENTS                                                                                            159,107,703
(COST $127,570,653)

OTHER ASSETS AND LIABILITIES, NET - 0.0*%                                                                         66,664

                                                                                                            ------------
NET ASSETS  - 100.0%                                                                                        $159,174,367
                                                                                                            ============



NOTES TO SCHEDULES OF INVESTMENTS  September 30, 2006 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $936,034, $7,894,467, and $3,169,608 or 1.28%, 6.71% , and 0.21% of net
     assets for the GE Investments International Equity Fund, GE Investments Income Fund and GE Investments Total Return Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2006.

(j)  All or a portion of the security is out on loan.

(k)  Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM is the investment advisor of the Fund and serves as investment advisor of the Trust.

(m)  Treasury Inflation Protected Securities.

(n) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment Advisor.

(o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(p)  Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.

*    Less than 0.1%.

+    Percentages are based on net assets as of September 30, 2006.


Abbreviations:

ADR         American Depository Receipt

GDR         Global Depository Receipt

REGD.       Registered

REIT        Real Estate Investment Trust

REMIC       Real Estate Mortgage Investment Conduit

SPDR        Standard & Poors Depository Receipts

STRIPS      Separate Trading of Registered Interest and Principal of Security

TBA         To be Announced

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  November 29, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Investments Funds, Inc.

Date:  November 29, 2006